JNLNY Separate Account II

Financial Statements

December 31, 2023

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$88,709	$93,548	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	4	4	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	88,713	93,552	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	4	4	—
Total liabilities	—	—	—	—	4	4	—
Net assets	$—	$—	$—	$—	$88,709	$93,548	$—
Unit Value	N/A	N/A	N/A	N/A	26.345206	22.640915	N/A

Investments in Funds, shares outstanding	—	—	—	—	1,272	4,877	—
Investments in Funds, at cost	$—	$—	$—	$—	$35,383	$76,509	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$1,341	$—
Expenses
Asset-based charges	—	—	—	—	1,126	1,290	—
Total expenses	—	—	—	—	1,126	1,290	—
Net investment income (loss)	—	—	—	—	(1,126)	51	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	593	565	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	29,091	19,303	—
Net realized and unrealized gain (loss)	—	—	—	—	29,684	19,868	—

Net change in net assets
from operations	$—	$—	$—	$—	$28,558	$19,919	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Assets
Investments in Funds, at fair value	$—	$93,739	$—	$17,452	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	4	—	1	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	93,743	—	17,453	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	4	—	1	—	—	—
Total liabilities	—	4	—	1	—	—	—
Net assets	$—	$93,739	$—	$17,452	$—	$—	$—
Unit Value	N/A	35.079341	N/A	16.658175	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	3,872	—	1,378	—	—	—
Investments in Funds, at cost	$—	$38,885	$—	$17,307	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	1,267	—	253	—	—	—
Total expenses	—	1,267	—	253	—	—	—
Net investment income (loss)	—	(1,267)	—	(253)	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	683	—	(9)	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	16,505	—	1,005	—	—	—
Net realized and unrealized gain (loss)	—	17,188	—	996	—	—	—

Net change in net assets
from operations	$—	$15,921	$—	$743	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$8,232	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	8,232	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$8,232	$—	$—
Unit Value	N/A	N/A	N/A	N/A	32.296062	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	236	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$2,943	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	112	—	—
Total expenses	—	—	—	—	112	—	—
Net investment income (loss)	—	—	—	—	(112)	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	89	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	1,418	—	—
Net realized and unrealized gain (loss)	—	—	—	—	1,507	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$1,395	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$59,694	$—	$—	$—	$—	$97,912
Receivables:
Investments in Fund shares sold	—	2	—	—	—	—	4
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	59,696	—	—	—	—	97,916

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	2	—	—	—	—	4
Total liabilities	—	2	—	—	—	—	4
Net assets	$—	$59,694	$—	$—	$—	$—	$97,912
Unit Value	N/A	24.210806	N/A	N/A	N/A	N/A	39.522846

Investments in Funds, shares outstanding	—	2,495	—	—	—	—	3,865
Investments in Funds, at cost	$—	$29,331	$—	$—	$—	$—	$55,620

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	870	—	—	—	—	1,312
Total expenses	—	870	—	—	—	—	1,312
Net investment income (loss)	—	(870)	—	—	—	—	(1,312)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	5,018	—	—	—	—	1,934
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,847	—	—	—	—	23,937
Net realized and unrealized gain (loss)	—	8,865	—	—	—	—	25,871

Net change in net assets
from operations	$—	$7,995	$—	$—	$—	$—	$24,559

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$13,254	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	1	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	13,255	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	1	—
Total liabilities	—	—	—	—	—	1	—
Net assets	$—	$—	$—	$—	$—	$13,254	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	18.317741	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	823	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$7,585	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	187	—
Total expenses	—	—	—	—	—	187	—
Net investment income (loss)	—	—	—	—	—	(187)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	74	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	1,024	—
Net realized and unrealized gain (loss)	—	—	—	—	—	1,098	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$911	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$2,248
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	2,248

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$2,248
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	32.002154

Investments in Funds, shares outstanding	—	—	—	—	—	—	49
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$1,748

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	58
Total expenses	—	—	—	—	—	—	58
Net investment income (loss)	—	—	—	—	—	—	(58)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	235
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	80
Net realized and unrealized gain (loss)	—	—	—	—	—	—	315

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$257

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$18,439	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	1	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	18,440	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	1	—
Total liabilities	—	—	—	—	—	1	—
Net assets	$—	$—	$—	$—	$—	$18,439	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	83.842860	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	400	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$5,145	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	255	—
Total expenses	—	—	—	—	—	255	—
Net investment income (loss)	—	—	—	—	—	(255)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	2,742	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	5,057	—
Net realized and unrealized gain (loss)	—	—	—	—	—	7,799	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$7,544	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
Assets
Investments in Funds, at fair value	$—	$2,548	$—	$93,177	$87,806	$142,899	$—
Receivables:
Investments in Fund shares sold	—	—	—	4	4	6	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	2,548	—	93,181	87,810	142,905	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	4	4	6	—
Total liabilities	—	—	—	4	4	6	—
Net assets	$—	$2,548	$—	$93,177	$87,806	$142,899	$—
Unit Value	N/A	58.846330	N/A	42.707475	42.403977	35.554321	N/A

Investments in Funds, shares outstanding	—	42	—	2,951	2,351	5,438	—
Investments in Funds, at cost	$—	$1,955	$—	$52,688	$39,367	$84,432	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	61	—	1,228	1,229	1,854	—
Total expenses	—	61	—	1,228	1,229	1,854	—
Net investment income (loss)	—	(61)	—	(1,228)	(1,229)	(1,854)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	232	—	752	3,068	662	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	1,234	—	11,720	15,469	18,239	—
Net realized and unrealized gain (loss)	—	1,466	—	12,472	18,537	18,901	—

Net change in net assets
from operations	$—	$1,405	$—	$11,244	$17,308	$17,047	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$54,228	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	2	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	54,230	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	2	—	—	—	—
Total liabilities	—	—	2	—	—	—	—
Net assets	$—	$—	$54,228	$—	$—	$—	$—
Unit Value	N/A	N/A	30.373362	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	2,968	—	—	—	—
Investments in Funds, at cost	$—	$—	$36,776	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	750	—	—	—	—
Total expenses	—	—	750	—	—	—	—
Net investment income (loss)	—	—	(750)	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	196	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	5,793	—	—	—	—
Net realized and unrealized gain (loss)	—	—	5,989	—	—	—	—

Net change in net assets
from operations	$—	$—	$5,239	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Assets
Investments in Funds, at fair value	$79,342	$—	$—	$91,220	$107,591	$12,046	$—
Receivables:
Investments in Fund shares sold	3	—	—	4	4	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	79,345	—	—	91,224	107,595	12,046	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	3	—	—	4	4	—	—
Total liabilities	3	—	—	4	4	—	—
Net assets	$79,342	$—	$—	$91,220	$107,591	$12,046	$—
Unit Value	28.498208	N/A	N/A	51.060512	59.245058	10.102973	N/A

Investments in Funds, shares outstanding	3,882	—	—	1,289	1,471	1,145	—
Investments in Funds, at cost	$49,571	$—	$—	$50,543	$45,867	$12,102	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,098	—	—	1,270	1,470	335	—
Total expenses	1,098	—	—	1,270	1,470	335	—
Net investment income (loss)	(1,098)	—	—	(1,270)	(1,470)	(335)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	351	—	—	5,633	783	(397)	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,219	—	—	27,494	17,236	1,225	—
Net realized and unrealized gain (loss)	8,570	—	—	33,127	18,019	828	—

Net change in net assets
from operations	$7,472	$—	$—	$31,857	$16,549	$493	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Assets
Investments in Funds, at fair value	$91,741	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	4	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	91,745	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	4	—	—	—	—	—	—
Total liabilities	4	—	—	—	—	—	—
Net assets	$91,741	$—	$—	$—	$—	$—	$—
Unit Value	39.033998	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	3,738	—	—	—	—	—	—
Investments in Funds, at cost	$55,487	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,239	—	—	—	—	—	—
Total expenses	1,239	—	—	—	—	—	—
Net investment income (loss)	(1,239)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	570	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,209	—	—	—	—	—	—
Net realized and unrealized gain (loss)	9,779	—	—	—	—	—	—

Net change in net assets
from operations	$8,540	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2023

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$14,395	$236	$—	$18,577	$—	$—
Receivables:
Investments in Fund shares sold	1	—	—	1	—	—
Investment Division units sold	—	—	—	—	—	—
Total assets	14,396	236	—	18,578	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	1	—	—	1	—	—
Total liabilities	1	—	—	1	—	—
Net assets	$14,395	$236	$—	$18,577	$—	$—
Unit Value	15.844760	29.608968	N/A	13.125340	N/A	N/A

Investments in Funds, shares outstanding	1,305	7	—	1,933	—	—
Investments in Funds, at cost	$13,059	$124	$—	$18,224	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2023

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	205	4	—	244	—	—
Total expenses	205	4	—	244	—	—
Net investment income (loss)	(205)	(4)	—	(244)	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—
Sales of investments in Funds	8	4	—	(15)	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,635	25	—	1,597	—	—
Net realized and unrealized gain (loss)	1,643	29	—	1,582	—	—

Net change in net assets
from operations	$1,438	$25	$—	$1,338	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(1,126)	$51	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	593	565	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	29,091	19,303	—
Net change in net assets
from operations	—	—	—	—	28,558	19,919	—

Contract transactions
Transfers between Investment Divisions	—	—	—	—	—	(3,385)	—
Net change in net assets
from contract transactions	—	—	—	—	—	(3,385)	—

Net change in net assets	—	—	—	—	28,558	16,534	—

Net assets beginning of year	—	—	—	—	60,151	77,014	—

Net assets end of year	$—	$—	$—	$—	$88,709	$93,548	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	3,367	4,302	—
Units issued	—	—	—	—	—	49	—
Units redeemed	—	—	—	—	—	(218)	—
Units outstanding at end of year	—	—	—	—	3,367	4,133	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$2,374	$—
Proceeds from sales	$—	$—	$—	$—	$1,126	$5,708	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Operations
Net investment income (loss)	$—	$(1,267)	$—	$(253)	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	683	—	(9)	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	16,505	—	1,005	—	—	—
Net change in net assets
from operations	—	15,921	—	743	—	—	—

Contract transactions
Transfers between Investment Divisions	—	(1)	—	—	—	—	—
Contract owner charges	—	(5)	—	(3)	—	—	—
Net change in net assets
from contract transactions	—	(6)	—	(3)	—	—	—

Net change in net assets	—	15,915	—	740	—	—	—

Net assets beginning of year	—	77,824	—	16,712	—	—	—

Net assets end of year	$—	$93,739	$—	$17,452	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	2,674	—	1,050	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	2,674	—	1,050	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$1,272	$—	$255	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(112)	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	89	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	1,418	—	—
Net change in net assets
from operations	—	—	—	—	1,395	—	—

Contract transactions
Transfers between Investment Divisions	—	—	—	—	(1)	—	—
Contract owner charges	—	—	—	—	(34)	—	—
Net change in net assets
from contract transactions	—	—	—	—	(35)	—	—

Net change in net assets	—	—	—	—	1,360	—	—

Net assets beginning of year	—	—	—	—	6,872	—	—

Net assets end of year	$—	$—	$—	$—	$8,232	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	256	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	(1)	—	—
Units outstanding at end of year	—	—	—	—	255	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$147	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(870)	$—	$—	$—	$—	$(1,312)
Net realized gain (loss) on investments in Funds	—	5,018	—	—	—	—	1,934
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,847	—	—	—	—	23,937
Net change in net assets
from operations	—	7,995	—	—	—	—	24,559

Contract transactions
Surrenders and terminations	—	(10,000)	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	(3,410)
Contract owner charges	—	—	—	—	—	—	(4)
Net change in net assets
from contract transactions	—	(10,000)	—	—	—	—	(3,414)

Net change in net assets	—	(2,005)	—	—	—	—	21,145

Net assets beginning of year	—	61,699	—	—	—	—	76,767

Net assets end of year	$—	$59,694	$—	$—	$—	$—	$97,912

Contract unit transactions
Units outstanding at beginning of year	—	2,913	—	—	—	—	2,576
Units issued	—	—	—	—	—	—	17
Units redeemed	—	(448)	—	—	—	—	(114)
Units outstanding at end of year	—	2,465	—	—	—	—	2,479
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$622
Proceeds from sales	$—	$10,870	$—	$—	$—	$—	$5,347

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(187)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	74	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	1,024	—
Net change in net assets
from operations	—	—	—	—	—	911	—

Contract transactions
Contract owner charges	—	—	—	—	—	(4)	—
Net change in net assets
from contract transactions	—	—	—	—	—	(4)	—

Net change in net assets	—	—	—	—	—	907	—

Net assets beginning of year	—	—	—	—	—	12,347	—

Net assets end of year	$—	$—	$—	$—	$—	$13,254	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	724	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	724	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$190	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$(58)
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	235
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	80
Net change in net assets
from operations	—	—	—	—	—	—	257

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	(2,112)
Contract owner charges	—	—	—	—	—	—	(7)
Net change in net assets
from contract transactions	—	—	—	—	—	—	(2,119)

Net change in net assets	—	—	—	—	—	—	(1,862)

Net assets beginning of year	—	—	—	—	—	—	4,110

Net assets end of year	$—	$—	$—	$—	$—	$—	$2,248

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	146
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	(76)
Units outstanding at end of year	—	—	—	—	—	—	70
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$2,177

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(255)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	2,742	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	5,057	—
Net change in net assets
from operations	—	—	—	—	—	7,544	—

Contract transactions
Transfers between Investment Divisions	—	—	—	—	—	(3,852)	—
Net change in net assets
from contract transactions	—	—	—	—	—	(3,852)	—

Net change in net assets	—	—	—	—	—	3,692	—

Net assets beginning of year	—	—	—	—	—	14,747	—

Net assets end of year	$—	$—	$—	$—	$—	$18,439	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	273	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	(54)	—
Units outstanding at end of year	—	—	—	—	—	219	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$4,107	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
Operations
Net investment income (loss)	$—	$(61)	$—	$(1,228)	$(1,229)	$(1,854)	$—
Net realized gain (loss) on investments in Funds	—	232	—	752	3,068	662	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	1,234	—	11,720	15,469	18,239	—
Net change in net assets
from operations	—	1,405	—	11,244	17,308	17,047	—

Contract transactions
Surrenders and terminations	—	(2,342)	—	—	(2,296)	—	—
Transfers between Investment Divisions	—	1	—	6,572	(1,237)	10,445	—
Contract owner charges	—	(8)	—	—	(7)	—	—
Net change in net assets
from contract transactions	—	(2,349)	—	6,572	(3,540)	10,445	—

Net change in net assets	—	(944)	—	17,816	13,768	27,492	—

Net assets beginning of year	—	3,492	—	75,361	74,038	115,407	—

Net assets end of year	$—	$2,548	$—	$93,177	$87,806	$142,899	$—

Contract unit transactions
Units outstanding at beginning of year	—	90	—	2,013	2,162	3,695	—
Units issued	—	—	—	184	38	324	—
Units redeemed	—	(47)	—	(15)	(129)	—	—
Units outstanding at end of year	—	43	—	2,182	2,071	4,019	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$7,187	$1,383	$10,445	$—
Proceeds from sales	$—	$2,410	$—	$1,843	$6,153	$1,854	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(750)	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	196	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	5,793	—	—	—	—
Net change in net assets
from operations	—	—	5,239	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	5,239	—	—	—	—

Net assets beginning of year	—	—	48,989	—	—	—	—

Net assets end of year	$—	$—	$54,228	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	1,785	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	1,785	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$750	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(1,098)	$—	$—	$(1,270)	$(1,470)	$(335)	$—
Net realized gain (loss) on investments in Funds	351	—	—	5,633	783	(397)	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,219	—	—	27,494	17,236	1,225	—
Net change in net assets
from operations	7,472	—	—	31,857	16,549	493	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	(12,689)	—
Transfers between Investment Divisions	—	—	—	(13,896)	—	—	—
Contract owner charges	—	—	—	—	(8)	(38)	—
Net change in net assets
from contract transactions	—	—	—	(13,896)	(8)	(12,727)	—

Net change in net assets	7,472	—	—	17,961	16,541	(12,234)	—

Net assets beginning of year	71,870	—	—	73,259	91,050	24,280	—

Net assets end of year	$79,342	$—	$—	$91,220	$107,591	$12,046	$—

Contract unit transactions
Units outstanding at beginning of year	2,783	—	—	2,091	1,818	2,481	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	(305)	—	(1,288)	—
Units outstanding at end of year	2,783	—	—	1,786	1,818	1,193	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$1,098	$—	$—	$15,166	$1,478	$13,063	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Operations
Net investment income (loss)	$(1,239)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	570	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,209	—	—	—	—	—	—
Net change in net assets
from operations	8,540	—	—	—	—	—	—

Contract transactions
Transfers between Investment Divisions	6,708	—	—	—	—	—	—
Net change in net assets
from contract transactions	6,708	—	—	—	—	—	—

Net change in net assets	15,248	—	—	—	—	—	—

Net assets beginning of year	76,493	—	—	—	—	—	—

Net assets end of year	$91,741	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	2,160	—	—	—	—	—	—
Units issued	199	—	—	—	—	—	—
Units redeemed	(10)	—	—	—	—	—	—
Units outstanding at end of year	2,349	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,094	$—	$—	$—	$—	$—	$—
Proceeds from sales	$1,625	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(205)	$(4)	$—	$(244)	$—	$—
Net realized gain (loss) on investments in Funds	8	4	—	(15)	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,635	25	—	1,597	—	—
Net change in net assets
from operations	1,438	25	—	1,338	—	—

Contract transactions
Transfers between Investment Divisions	—	—	—	2,054	—	—
Contract owner charges	—	(5)	—	—	—	—
Net change in net assets
from contract transactions	—	(5)	—	2,054	—	—

Net change in net assets	1,438	20	—	3,392	—	—

Net assets beginning of year	12,957	216	—	15,185	—	—

Net assets end of year	$14,395	$236	$—	$18,577	$—	$—

Contract unit transactions
Units outstanding at beginning of year	909	12	—	1,248	—	—
Units issued	—	—	—	166	—	—
Units redeemed	—	—	—	—	—	—
Units outstanding at end of year	909	12	—	1,414	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$2,054	$—	$—
Proceeds from sales	$205	$8	$—	$244	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/AB Sustainable Global Thematic Fund - Class A(a)	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year		-	-	-	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(1,070)	$(179)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	529	(190)	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	(37,593)	(6,715)	—
Net change in net assets
from operations	—	—	—	—	(38,134)	(7,084)	—

Contract transactions
Transfers between Investment Divisions	—	—	—	—	—	(8,353)	—
Net change in net assets
from contract transactions	—	—	—	—	—	(8,353)	—

Net change in net assets	—	—	—	—	(38,134)	(15,437)	—

Net assets beginning of year	—	—	—	—	98,285	92,451	—

Net assets end of year	$—	$—	$—	$—	$60,151	$77,014	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	3,367	4,729	-
Units issued	—	—	—	—	—	249	—
Units redeemed	—	—	—	—	—	(676)	—
Units outstanding at end of year	—	—	—	—	3,367	4,302	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Operations
Net investment income (loss)	$—	$(1,223)	$—	$(264)	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	631	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(15,184)	—	(2,585)	—	—	—
Net change in net assets
from operations	—	(15,776)	—	(2,849)	—	—	—

Contract transactions
Transfers between Investment Divisions	—	—	—	(1)	—	—	—
Contract owner charges	—	(5)	—	(2)	—	—	—
Net change in net assets
from contract transactions	—	(5)	—	(3)	—	—	—

Net change in net assets	—	(15,781)	—	(2,852)	—	—	—

Net assets beginning of year	—	93,605	—	19,564	—	—	—

Net assets end of year	$—	$77,824	$—	$16,712	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	2,674	-	1,050	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	2,674	—	1,050	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(110)	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	87	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	(2,071)	—	—
Net change in net assets
from operations	—	—	—	—	(2,094)	—	—

Contract transactions
Transfers between Investment Divisions	—	—	—	—	(1)	—	—
Contract owner charges	—	—	—	—	(34)	—	—
Net change in net assets
from contract transactions	—	—	—	—	(35)	—	—

Net change in net assets	—	—	—	—	(2,129)	—	—

Net assets beginning of year	—	—	—	—	9,001	—	—

Net assets end of year	$—	$—	$—	$—	$6,872	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	257	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	(1)	—	—
Units outstanding at end of year	—	—	—	—	256	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(1,016)	$—	$—	$—	$—	$(1,233)
Net realized gain (loss) on investments in Funds	—	2,769	—	—	—	—	387
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(18,198)	—	—	—	—	(34,598)
Net change in net assets
from operations	—	(16,445)	—	—	—	—	(35,444)

Contract transactions
Surrenders and terminations	—	(5,000)	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	8,138
Contract owner charges	—	—	—	—	—	—	(3)
Net change in net assets
from contract transactions	—	(5,000)	—	—	—	—	8,135

Net change in net assets	—	(21,445)	—	—	—	—	(27,309)

Net assets beginning of year	—	83,144	—	—	—	—	104,076

Net assets end of year	$—	$61,699	$—	$—	$—	$—	$76,767

Contract unit transactions
Units outstanding at beginning of year	-	3,135	-	-	-	-	2,333
Units issued	—	—	—	—	—	—	243
Units redeemed	—	(222)	—	—	—	—	—
Units outstanding at end of year	—	2,913	—	—	—	—	2,576

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(183)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	68	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	(454)	—
Net change in net assets
from operations	—	—	—	—	—	(569)	—

Contract transactions
Contract owner charges	—	—	—	—	—	(3)	—
Net change in net assets
from contract transactions	—	—	—	—	—	(3)	—

Net change in net assets	—	—	—	—	—	(572)	—

Net assets beginning of year	—	—	—	—	—	12,919	—

Net assets end of year	$—	$—	$—	$—	$—	$12,347	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	724	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	724	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$(83)
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	218
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	(646)
Net change in net assets
from operations	—	—	—	—	—	—	(511)

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	(1,671)
Contract owner charges	—	—	—	—	—	—	(7)
Net change in net assets
from contract transactions	—	—	—	—	—	—	(1,678)

Net change in net assets	—	—	—	—	—	—	(2,189)

Net assets beginning of year	—	—	—	—	—	—	6,299

Net assets end of year	$—	$—	$—	$—	$—	$—	$4,110

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	-	204
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	(58)
Units outstanding at end of year	—	—	—	—	—	—	146

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(237)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	187	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	(6,576)	—
Net change in net assets
from operations	—	—	—	—	—	(6,626)	—

Contract transactions
Transfers between Investment Divisions	—	—	—	—	—	1,987	—
Net change in net assets
from contract transactions	—	—	—	—	—	1,987	—

Net change in net assets	—	—	—	—	—	(4,639)	—

Net assets beginning of year	—	—	—	—	—	19,386	—

Net assets end of year	$—	$—	$—	$—	$—	$14,747	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	240	-
Units issued	—	—	—	—	—	34	—
Units redeemed	—	—	—	—	—	(1)	—
Units outstanding at end of year	—	—	—	—	—	273	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
Operations
Net investment income (loss)	$—	$(83)	$—	$(1,207)	$(1,213)	$(1,848)	$—
Net realized gain (loss) on investments in Funds	—	(156)	—	3,141	3,459	2,938	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(2,149)	—	(16,000)	(21,194)	(26,655)	—
Net change in net assets
from operations	—	(2,388)	—	(14,066)	(18,948)	(25,565)	—

Contract transactions
Surrenders and terminations	—	(1,480)	—	—	(1,690)	—	—
Transfers between Investment Divisions	—	—	—	(6,751)	(2,761)	(4,308)	—
Contract owner charges	—	(6)	—	—	(7)	—	—
Net change in net assets
from contract transactions	—	(1,486)	—	(6,751)	(4,458)	(4,308)	—

Net change in net assets	—	(3,874)	—	(20,817)	(23,406)	(29,873)	—

Net assets beginning of year	—	7,366	—	96,178	97,444	145,280	—

Net assets end of year	$—	$3,492	$—	$75,361	$74,038	$115,407	$—

Contract unit transactions
Units outstanding at beginning of year	-	126	-	2,188	2,284	3,820	-
Units issued	—	—	—	—	42	43	—
Units redeemed	—	(36)	—	(175)	(164)	(168)	—
Units outstanding at end of year	—	90	—	2,013	2,162	3,695	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(747)	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	184	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	(5,099)	—	—	—	—
Net change in net assets
from operations	—	—	(5,662)	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	(5,662)	—	—	—	—

Net assets beginning of year	—	—	54,651	—	—	—	—

Net assets end of year	$—	$—	$48,989	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	1,785	-	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	1,785	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	-	-	-	-	-	-	-
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(1,088)	$—	$—	$(1,176)	$(1,436)	$(502)	$—
Net realized gain (loss) on investments in Funds	330	—	—	940	739	(597)	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	(6,684)	—	—	(40,344)	(26,853)	(1,144)	—
Net change in net assets
from operations	(7,442)	—	—	(40,580)	(27,550)	(2,243)	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	(9,544)	—
Transfers between Investment Divisions	—	—	—	18,882	—	—	—
Contract owner charges	—	—	—	—	(8)	(40)	—
Net change in net assets
from contract transactions	—	—	—	18,882	(8)	(9,584)	—

Net change in net assets	(7,442)	—	—	(21,698)	(27,558)	(11,827)	—

Net assets beginning of year	79,312	—	—	94,957	118,608	36,107	—

Net assets end of year	$71,870	$—	$—	$73,259	$91,050	$24,280	$—

Contract unit transactions
Units outstanding at beginning of year	2,783	-	-	1,634	1,818	3,466	-
Units issued	—	—	—	507	—	—	—
Units redeemed	—	—	—	(50)	—	(985)	—
Units outstanding at end of year	2,783	—	—	2,091	1,818	2,481	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Operations
Net investment income (loss)	$(1,209)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	3,461	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	(14,333)	—	—	—	—	—	—
Net change in net assets
from operations	(12,081)	—	—	—	—	—	—

Contract transactions
Transfers between Investment Divisions	(8,050)	—	—	—	—	—	—
Net change in net assets
from contract transactions	(8,050)	—	—	—	—	—	—

Net change in net assets	(20,131)	—	—	—	—	—	—

Net assets beginning of year	96,624	—	—	—	—	—	—

Net assets end of year	$76,493	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	2,379	-	-	-	-	-	-
Units issued	2	—	—	—	—	—	—
Units redeemed	(221)	—	—	—	—	—	—
Units outstanding at end of year	2,160	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2022

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$38	$(3)	$—	$(236)	$—	$—
Net realized gain (loss) on investments in Funds	2,045	4	—	88	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	(6,668)	(37)	—	(5,434)	—	—
Net change in net assets
from operations	(4,585)	(36)	—	(5,582)	—	—

Contract transactions
Transfers between Investment Divisions	—	(1)	—	1,216	—	—
Contract owner charges	—	(4)	—	—	—	—
Net change in net assets
from contract transactions	—	(5)	—	1,216	—	—

Net change in net assets	(4,585)	(41)	—	(4,366)	—	—

Net assets beginning of year	17,542	257	—	19,551	—	—

Net assets end of year	$12,957	$216	$—	$15,185	$—	$—

Contract unit transactions
Units outstanding at beginning of year	909	12	-	1,146	-	-
Units issued	—	—	—	157	—	—
Units redeemed	—	—	—	(55)	—	—
Units outstanding at end of year	909	12	—	1,248	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.470101	13.70	1.50
12/31/2020	—	—	0.00	18.003954	14.64	1.50
12/31/2019	—	—	0.00	15.704980	24.18	1.50
JNL Conservative Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.001164	2.13	1.50
12/31/2020	—	—	0.00	12.729914	5.91	1.50
12/31/2019	—	—	0.00	12.019231	10.78	1.50
JNL Growth Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.711864	11.45	1.50
12/31/2020	—	—	0.00	18.584304	13.63	1.50
12/31/2019	—	—	0.00	16.355531	21.84	1.50
JNL iShares Tactical Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.981285	13.33	1.50
12/31/2020	—	—	0.00	18.513610	10.61	1.50
12/31/2019	—	—	0.00	16.737935	19.84	1.50
JNL iShares Tactical Moderate Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.911580	6.04	1.50
12/31/2020	—	—	0.00	14.062216	7.06	1.50
12/31/2019	—	—	0.00	13.134510	12.67	1.50
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.132027	9.67	1.50
12/31/2020	—	—	0.00	16.533652	9.49	1.50
12/31/2019	—	—	0.00	15.100465	16.31	1.50
JNL Moderate Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.303754	5.80	1.50
12/31/2020	—	—	0.00	16.355624	9.54	1.50
12/31/2019	—	—	0.00	14.931178	13.95	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	19.492487	8.56		1.50
12/31/2020	—	—	0.00	17.956106	11.12		1.50
12/31/2019	—	—	0.00	16.159833	17.75		1.50
JNL Multi-Manager Alternative Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	10.854755	1.25		1.50
12/31/2020+	—	—	0.00	10.720506	14.17	‡	1.50
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	14.753993	(1.41)		1.50
12/31/2020	—	—	0.00	14.965147	7.28		1.50
12/31/2019	—	—	0.00	13.949807	16.09		1.50
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021+	—	—	0.00	15.458803	2.04	‡	1.50
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	19.762400	22.40		1.50
12/31/2020	—	—	0.00	16.146235	12.81		1.50
12/31/2019	—	—	0.00	14.312483	26.85		1.50
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	52.972615	1.39		1.50
12/31/2020	—	—	0.00	52.247021	44.25		1.50
12/31/2019	3	0	0.00	36.220676	33.86		1.50
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	24.338629	21.16		1.50
12/31/2020	—	—	0.00	20.088186	4.19		1.50
12/31/2019	—	—	0.00	19.280745	23.40		1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022+	—	—	0.00	N/A	N/A		N/A
JNL/American Funds Balanced Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	23.857621	13.00		1.50
12/31/2020	—	—	0.00	21.113289	10.39		1.50
12/31/2019	—	—	0.00	19.126168	18.98		1.50
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021+	—	—	0.00	10.007072	0.17	‡	1.50
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	12.508733	12.83		1.50
12/31/2020	—	—	0.00	11.086442	2.43		1.50
12/31/2019	—	—	0.00	10.823036	15.68		1.50
JNL/American Funds Capital World Bond Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	10.891343	(6.74)		1.50
12/31/2020	—	—	0.00	11.678022	7.92		1.50
12/31/2019	—	—	0.00	10.821189	5.91		1.50
JNL/American Funds Global Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	25.715423	14.35		1.50
12/31/2020	—	—	0.00	22.488144	28.15		1.50
12/31/2019	—	—	0.00	17.548414	32.95		1.50
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	23.785404	4.79		1.50
12/31/2020	—	—	0.00	22.697243	27.39		1.50
12/31/2019	—	—	0.00	17.816532	29.15		1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	23.524825	11.94	1.50
12/31/2020	—	—	0.00	21.014716	18.25	1.50
12/31/2019	—	—	0.00	17.770715	21.53	1.50
JNL/American Funds Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	45.599428	19.80	1.50
12/31/2020	—	—	0.00	38.063723	49.34	1.50
12/31/2019	—	—	0.00	25.487444	28.38	1.50
JNL/American Funds Growth-Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	34.512853	21.81	1.50
12/31/2020	—	—	0.00	28.333728	11.42	1.50
12/31/2019	—	—	0.00	25.430740	23.78	1.50
JNL/American Funds International Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.391044	(3.28)	1.50
12/31/2020	—	—	0.00	16.947069	11.87	1.50
12/31/2019	—	—	0.00	15.149369	20.63	1.50
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.619697	8.32	1.50
12/31/2020	—	—	0.00	18.112311	15.57	1.50
12/31/2019	—	—	0.00	15.671835	16.88	1.50
JNL/American Funds New World Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.025201	2.90	1.50
12/31/2020	—	—	0.00	17.516689	21.22	1.50
12/31/2019	—	—	0.00	14.449910	26.77	1.50
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	30.159888	25.42	1.50
12/31/2020	—	—	0.00	24.048037	6.80	1.50
12/31/2019	—	—	0.00	22.515897	19.16	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.048657	20.17	1.50
12/31/2020	—	—	0.00	11.690291	10.11	1.50
12/31/2019+	—	—	0.00	10.616767	6.17 ‡	1.50
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.021325	(8.36)	1.50
12/31/2020	—	—	0.00	17.482263	54.32	1.50
12/31/2019	—	—	0.00	11.328364	28.57	1.50
JNL/BlackRock Global Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.389158	5.70	1.50
12/31/2020	—	—	0.00	16.451011	17.17	1.50
12/31/2019	8	1	0.00	14.040691	15.96	1.50
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.134313	28.64	1.50
12/31/2020	—	—	0.00	7.877795	2.74	1.50
12/31/2019	—	—	0.00	7.667565	13.08	1.50
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2023	89	3	0.00	26.345206	47.48	1.50
12/31/2022	60	3	0.00	17.863972	(38.80)	1.50
12/31/2021	98	3	0.00	29.189086	18.66	1.50
12/31/2020	83	3	0.00	24.599656	36.36	1.50
12/31/2019	61	3	0.00	18.039611	30.33	1.50
JNL/Causeway International Value Select Fund - Class A
12/31/2023	94	4	1.56	22.640915	26.44	1.50
12/31/2022	77	4	1.27	17.905817	(8.43)	1.50
12/31/2021	92	5	1.39	19.553995	6.88	1.50
12/31/2020	79	4	4.91	18.294945	4.32	1.50
12/31/2019	72	4	3.05	17.537746	17.20	1.50
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.152288	19.37	1.50
12/31/2020	—	—	0.00	17.720327	28.56	1.50
12/31/2019	—	—	0.00	13.783493	29.71	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.406983	9.68	1.50
12/31/2020	—	—	0.00	11.312407	5.37	1.50
12/31/2019+	—	—	0.00	10.735839	7.36 ‡	1.50
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2023	94	3	0.00	35.079341	20.46	1.50
12/31/2022	78	3	0.00	29.121779	(16.85)	1.50
12/31/2021	94	3	0.00	35.024984	24.99	1.50
12/31/2020	75	3	0.00	28.022151	14.13	1.50
12/31/2019	66	3	0.00	24.553389	27.62	1.50
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	25.877749	25.56	1.50
12/31/2020	—	—	0.00	20.609930	11.50	1.50
12/31/2019	—	—	0.00	18.485050	19.55	1.50
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2023	17	1	0.00	16.658175	4.45	1.50
12/31/2022	17	1	0.00	15.948329	(14.57)	1.50
12/31/2021	20	1	0.00	18.667712	(1.92)	1.50
12/31/2020	20	1	0.00	19.032518	3.52	1.50
12/31/2019	19	1	2.71	18.385078	6.21	1.50
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.614252	(0.76)	1.50
12/31/2020	—	—	0.00	11.703447	1.51	1.50
12/31/2019	—	—	0.00	11.529755	9.72	1.50
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	26.348687	22.16	1.50
12/31/2020	—	—	0.00	21.568994	13.47	1.50
12/31/2019	—	—	0.00	19.009229	31.67	1.50
JNL/DoubleLine Total Return Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.507092	(1.91)	1.50
12/31/2020	—	—	0.00	11.731699	1.13	1.50
12/31/2019	—	—	0.00	11.600224	4.05	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.390701	(2.17)	1.50
12/31/2020	—	—	0.00	17.776410	6.80	1.50
12/31/2019	—	—	0.00	16.645258	7.60	1.50
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.249445	11.27	1.50
12/31/2020	—	—	0.00	16.400800	(5.11)	1.50
12/31/2019	—	—	0.00	17.284860	25.03	1.50
JNL/Franklin Templeton Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.803168	13.05	1.50
12/31/2020	—	—	0.00	16.633267	(0.64)	1.50
12/31/2019	5	0	0.00	16.739769	14.36	1.50
JNL/Goldman Sachs 4 Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	35.979070	33.46	1.50
12/31/2020	—	—	0.00	26.958100	2.96	1.50
12/31/2019	5	0	0.00	26.183153	23.18	1.50
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2023	8	0	0.00	32.296062	20.38	1.50
12/31/2022	7	0	0.00	26.828850	(23.31)	1.50
12/31/2021	9	0	0.00	34.982511	14.59	1.50
12/31/2020	8	0	0.00	30.527864	18.31	1.50
12/31/2019	7	0	0.00	25.803116	24.90	1.50
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.086097	2.18	1.50
12/31/2020	—	—	0.00	18.678812	7.17	1.50
12/31/2019	—	—	0.00	17.428906	9.41	1.50
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	32.137425	12.76	1.50
12/31/2020	—	—	0.00	28.500364	16.95	1.50
12/31/2019	6	0	0.00	24.370626	22.55	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	24.180253	5.17	1.50
12/31/2020	—	—	0.00	22.991421	10.65	1.50
12/31/2019	—	—	0.00	20.778055	13.19	1.50
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2023	60	2	0.00	24.210806	14.33	1.50
12/31/2022	62	3	0.00	21.176386	(20.15)	1.50
12/31/2021	83	3	0.00	26.520235	9.20	1.50
12/31/2020	81	3	0.00	24.286082	13.78	1.50
12/31/2019	76	4	0.00	21.344503	17.35	1.50
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.206847	(3.75)	1.50
12/31/2020	—	—	0.00	13.722011	31.14	1.50
12/31/2019	—	—	0.00	10.464032	19.29	1.50
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.230930	16.10	1.50
12/31/2020	—	—	0.00	11.396313	9.59	1.50
12/31/2019	—	—	0.00	10.398714	25.74	1.50
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.447510	41.99	1.50
12/31/2020	—	—	0.00	10.879457	(5.57)	1.50
12/31/2019	—	—	0.00	11.520652	23.40	1.50
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.285117	16.89	1.50
12/31/2020	—	—	0.00	11.365849	(0.89)	1.50
12/31/2019	—	—	0.00	11.467877	22.00	1.50
JNL/Invesco Global Growth Fund - Class A
12/31/2023	98	2	0.00	39.522846	32.52	1.50
12/31/2022	77	3	0.00	29.823572	(33.20)	1.50
12/31/2021	104	2	0.00	44.645951	13.65	1.50
12/31/2020	89	2	0.00	39.282307	26.26	1.50
12/31/2019	79	3	0.63	31.112262	29.33	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	54.243270	5.67	1.50
12/31/2020	—	—	0.00	51.331849	54.18	1.50
12/31/2019	—	—	0.00	33.293748	22.56	1.50
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.179717	7.27	1.50
12/31/2020	—	—	0.00	13.219193	10.04	1.50
12/31/2019+	—	—	0.00	12.013089	4.81 ‡	1.50
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.187641	10.18	1.50
12/31/2020	—	—	0.00	11.969276	12.61	1.50
12/31/2019	—	—	0.00	10.628730	11.31	1.50
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	58.144351	9.38	1.50
12/31/2020	—	—	0.00	53.159879	45.77	1.50
12/31/2019	—	—	0.00	36.469315	37.84	1.50
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.464412	(3.60)	1.50
12/31/2020	—	—	0.00	15.004698	5.36	1.50
12/31/2019	—	—	0.00	14.241316	4.87	1.50
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2023	13	1	0.00	18.317741	7.39	1.50
12/31/2022	12	1	0.00	17.057878	(4.40)	1.50
12/31/2021	13	1	0.00	17.842570	25.47	1.50
12/31/2020	10	1	0.00	14.220804	(5.22)	1.50
12/31/2019	—	—	0.00	15.003509	21.14	1.50
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.803045	4.83	1.50
12/31/2020	—	—	0.00	16.028230	11.35	1.50
12/31/2019	—	—	0.00	14.394994	20.10	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.646102	4.04	1.50
12/31/2020+	—	—	0.00	15.038685	44.89 ‡	1.50
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.223726	(1.17)	1.50
12/31/2020+	—	—	0.00	10.344320	3.44 ‡	1.50
JNL/Mellon Bond Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.966317	(3.63)	1.50
12/31/2020	—	—	0.00	14.491698	5.45	1.50
12/31/2019	—	—	0.00	13.742151	6.33	1.50
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	43.261954	13.91	1.50
12/31/2020	—	—	0.00	37.977821	23.39	1.50
12/31/2019	—	—	0.00	30.777541	24.54	1.50
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	62.892026	20.72	1.50
12/31/2020	—	—	0.00	52.099305	44.82	1.50
12/31/2019	—	—	0.00	35.974272	24.99	1.50
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.670560	14.55	1.50
12/31/2020	—	—	0.00	12.806981	8.78	1.50
12/31/2019	—	—	0.00	11.772982	24.21	1.50
JNL/Mellon Dow Index Fund - Class A
12/31/2023	2	0	0.00	32.002154	13.72	1.50
12/31/2022	4	0	0.00	28.141037	(8.84)	1.50
12/31/2021	6	0	0.00	30.869460	18.37	1.50
12/31/2020	5	0	0.00	26.078161	7.33	1.50
12/31/2019	—	—	0.00	24.296439	22.63	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.104803	(4.94)	1.50
12/31/2020	—	—	0.00	12.734033	15.36	1.50
12/31/2019	—	—	0.00	11.038557	16.14	1.50
JNL/Mellon Energy Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.665468	52.39	1.50
12/31/2020	—	—	0.00	14.217439	(34.72)	1.50
12/31/2019	—	—	0.00	21.777859	7.02	1.50
JNL/Mellon Financial Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.254524	27.41	1.50
12/31/2020	—	—	0.00	16.681463	(4.16)	1.50
12/31/2019	—	—	0.00	17.406201	29.12	1.50
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	50.228049	18.41	1.50
12/31/2020	—	—	0.00	42.419419	15.77	1.50
12/31/2019	—	—	0.00	36.641129	19.57	1.50
JNL/Mellon Industrials Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.289685	19.12	1.50
12/31/2020	—	—	0.00	12.835573	11.87	1.50
12/31/2019	—	—	0.00	11.473356	28.08	1.50
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2023	18	0	0.00	83.842860	55.84	1.50
12/31/2022	15	0	0.00	53.799007	(33.00)	1.50
12/31/2021	19	0	0.00	80.292253	31.23	1.50
12/31/2020	16	0	0.00	61.186363	42.96	1.50
12/31/2019	14	0	0.00	42.799139	45.79	1.50
JNL/Mellon International Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.524908	8.83	1.50
12/31/2020	—	—	0.00	18.860279	6.10	1.50
12/31/2019	—	—	0.00	17.776738	19.40	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Materials Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.270915	26.48	1.50
12/31/2020	—	—	0.00	12.073817	17.07	1.50
12/31/2019	—	—	0.00	10.313451	20.96	1.50
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2023	3	0	0.00	58.846330	51.90	1.50
12/31/2022	3	0	0.00	38.740494	(33.80)	1.50
12/31/2021	7	0	0.00	58.521523	24.81	1.50
12/31/2020	6	0	0.00	46.889162	45.76	1.50
12/31/2019	—	—	0.00	32.168591	36.50	1.50
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.280283	36.69	1.50
12/31/2020	—	—	0.00	11.178743	(6.73)	1.50
12/31/2019	—	—	0.00	11.985637	26.06	1.50
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2023	93	2	0.00	42.707475	14.09	1.50
12/31/2022	75	2	0.00	37.432726	(14.83)	1.50
12/31/2021	96	2	0.00	43.948711	22.29	1.50
12/31/2020	80	2	0.00	35.939348	11.31	1.50
12/31/2019	68	2	0.00	32.288483	23.71	1.50
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2023	88	2	0.00	42.403977	23.81	1.50
12/31/2022	74	2	0.00	34.250080	(19.74)	1.50
12/31/2021	97	2	0.00	42.674099	26.18	1.50
12/31/2020	79	2	0.00	33.819295	16.03	1.50
12/31/2019	64	2	1.45	29.147101	28.89	1.50
JNL/Mellon Small Cap Index Fund - Class A
12/31/2023	143	4	0.00	35.554321	13.85	1.50
12/31/2022	115	4	0.00	31.228716	(17.88)	1.50
12/31/2021	145	4	0.00	38.028097	24.24	1.50
12/31/2020	121	4	0.00	30.607769	9.16	1.50
12/31/2019	105	4	0.00	28.039477	20.41	1.50
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.553965	23.48	1.50
12/31/2020	—	—	0.00	15.025600	18.39	1.50
12/31/2019	—	—	0.00	12.691246	28.19	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Utilities Sector Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.541407	15.03	1.50
12/31/2020	—	—	0.00	16.987728	(2.53)	1.50
12/31/2019	—	—	0.00	17.427921	22.35	1.50
JNL/Mellon World Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	33.093854	19.37	1.50
12/31/2020	—	—	0.00	27.723837	13.89	1.50
12/31/2019	—	—	0.00	24.342195	25.37	1.50
JNL/MFS Mid Cap Value Fund - Class A
12/31/2023	54	2	0.00	30.373362	10.69	1.50
12/31/2022	49	2	0.00	27.439207	(10.36)	1.50
12/31/2021	55	2	0.00	30.610601	28.59	1.50
12/31/2020	43	2	0.00	23.804880	2.32	1.50
12/31/2019	42	2	0.00	23.264393	28.94	1.50
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.739714	28.68	1.50
12/31/2020	—	—	0.00	16.117165	18.73	1.50
12/31/2019	—	—	0.00	13.574897	28.76	1.50
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.798722	22.05	1.50
12/31/2020	—	—	0.00	13.764100	12.47	1.50
12/31/2019	—	—	0.00	12.237912	32.63	1.50
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.492577	1.13	1.50
12/31/2020	—	—	0.00	12.353592	5.42	1.50
12/31/2019	—	—	0.00	11.718837	7.72	1.50
JNL/Newton Equity Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	32.955420	30.79	1.50
12/31/2020	—	—	0.00	25.197170	0.92	1.50
12/31/2019	—	—	0.00	24.966716	26.71	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.889480	0.48	1.50
12/31/2020	—	—	0.00	10.837885	3.39	1.50
12/31/2019	—	—	0.00	10.483016	6.22	1.50
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.040891	(3.09)	1.50
12/31/2020	—	—	0.00	14.488329	8.88	1.50
12/31/2019	—	—	0.00	13.307126	12.77	1.50
JNL/PIMCO Real Return Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.023733	3.83	1.50
12/31/2020	—	—	0.00	15.432781	9.80	1.50
12/31/2019	—	—	0.00	14.055121	6.77	1.50
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	0	—	0.00	N/A	N/A	N/A
12/31/2021	0	—	0.00	12.003819	2.19	1.50
12/31/2020	0	—	0.00	11.746982	(1.04)	1.50
12/31/2019	3	0	0.00	11.870708	6.59	1.50
JNL/PPM America High Yield Bond Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.507995	4.18	1.50
12/31/2020	—	—	0.00	20.646004	3.54	1.50
12/31/2019	3	0	0.00	19.940208	12.89	1.50
JNL/PPM America Total Return Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.265868	(2.62)	1.50
12/31/2020	—	—	0.00	20.811015	8.21	1.50
12/31/2019	—	—	0.00	19.231205	8.42	1.50
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	22.439811	28.30	1.50
12/31/2020	—	—	0.00	17.490039	7.00	1.50
12/31/2019+	—	—	0.00	16.345725	11.92	1.50

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/MC S&P SMid 60 Fund, a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2023	79	3	0.00	28.498208	10.40	1.50
12/31/2022	72	3	0.00	25.814212	(9.38)	1.50
12/31/2021	79	3	0.00	28.487432	24.50	1.50
12/31/2020	64	3	0.00	22.880634	8.31	1.50
12/31/2019+	59	3	2.55	21.124381	17.75	1.50
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.310561	11.05	1.50
12/31/2020+	—	—	0.00	13.786932	25.18 ‡	1.50
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	23.203921	16.14	1.50
12/31/2020	—	—	0.00	19.979445	15.73	1.50
12/31/2019	—	—	0.00	17.263751	22.22	1.50
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2023	91	2	0.00	51.060512	45.81	1.50
12/31/2022	73	2	0.00	35.019532	(39.72)	1.50
12/31/2021	95	2	0.00	58.096093	12.73	1.50
12/31/2020	79	2	0.00	51.535400	35.04	1.50
12/31/2019	69	2	0.00	38.161657	29.18	1.50
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2023	108	2	0.00	59.245058	18.18	1.50
12/31/2022	91	2	0.00	50.132782	(23.23)	1.50
12/31/2021	119	2	0.00	65.300382	11.23	1.50
12/31/2020	107	2	0.00	58.705580	21.71	1.50
12/31/2019	92	2	0.00	48.233201	29.52	1.50
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2023	12	1	0.00	10.102973	3.22	1.50
12/31/2022	24	2	0.00	9.787391	(6.07)	1.50
12/31/2021	36	3	0.00	10.419777	(1.86)	1.50
12/31/2020	37	3	0.00	10.617390	2.39	1.50
12/31/2019	—	—	0.00	10.369967	2.54	1.50
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.871763	3.26	1.50
12/31/2020	—	—	0.00	11.496530	1.91	1.50
12/31/2019	—	—	0.00	11.281274	8.56	1.50

+

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC JNL 5 Fund, a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund, is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Value Fund - Class A
12/31/2023	92	2	0.00	39.033998	10.29	1.50
12/31/2022	76	2	0.00	35.392058	(12.82)	1.50
12/31/2021	97	2	0.00	40.596425	27.62	1.50
12/31/2020	79	2	0.00	31.810037	8.62	1.50
12/31/2019	69	2	0.00	29.284648	24.23	1.50
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.464237	12.61	1.50
12/31/2020	—	—	0.00	12.845099	11.96	1.50
12/31/2019	—	—	0.00	11.473360	21.05	1.50
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.363073	4.79	1.50
12/31/2020	—	—	0.00	11.797677	8.01	1.50
12/31/2019	—	—	0.00	10.922402	14.05	1.50
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.385499	8.72	1.50
12/31/2020	—	—	0.00	12.311859	10.00	1.50
12/31/2019	—	—	0.00	11.193053	17.60	1.50
JNL/WCM Focused International Equity Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	24.758010	15.34	1.50
12/31/2020	—	—	0.00	21.465583	30.05	1.50
12/31/2019	—	—	0.00	16.506123	33.46	1.50
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.943692	1.43	1.50
12/31/2020	—	—	0.00	11.775231	4.72	1.50
12/31/2019	—	—	0.00	11.244709	10.11	1.50
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	9.836453	(5.75)	1.50
12/31/2020	—	—	0.00	10.436568	(8.09)	1.50
12/31/2019	—	—	0.00	11.354913	(0.55)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2023
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/William Blair International Leaders Fund - Class A
12/31/2023	14	1	0.00	15.844760	11.11	1.50
12/31/2022	13	1	1.76	14.260891	(26.14)	1.50
12/31/2021	18	1	1.18	19.307378	4.61	1.50
12/31/2020	17	1	2.19	18.455811	12.09	1.50
12/31/2019	15	1	1.79	16.465504	26.24	1.50
JNL/WMC Balanced Fund - Class A
12/31/2023	0	0	0.00	29.608968	11.21	1.50
12/31/2022	0	0	0.00	26.624040	(15.33)	1.50
12/31/2021	0	0	0.00	31.444504	16.80	1.50
12/31/2020	0	0	0.00	26.920990	6.54	1.50
12/31/2019	0	0	0.00	25.268077	19.48	1.50
JNL/WMC Equity Income Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.933224	23.78	1.50
12/31/2020	—	—	0.00	12.064288	1.06	1.50
12/31/2019	—	—	0.00	11.937310	21.91	1.50
JNL/WMC Global Real Estate Fund - Class A
12/31/2023	19	1	0.00	13.125340	7.95	1.50
12/31/2022	15	1	0.00	12.158560	(28.66)	1.50
12/31/2021	20	1	0.00	17.042089	24.79	1.50
12/31/2020	16	1	0.00	13.656772	(13.44)	1.50
12/31/2019	18	1	0.00	15.777344	20.70	1.50
JNL/WMC Government Money Market Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	9.128779	(1.49)	1.50
12/31/2020	—	—	0.00	9.266736	(1.28)	1.50
12/31/2019	—	—	0.00	9.387169	0.03	1.50
JNL/WMC Value Fund - Class A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	30.083971	25.09	1.50
12/31/2020	—	—	0.00	24.049554	0.01	1.50
12/31/2019	—	—	0.00	24.048193	25.61	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2023

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account II (the “Separate Account”) on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains one hundred eighteen (118) Investment Divisions as of December 31, 2023. These one hundred eighteen (118) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2023:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Allocation Fund - Class A(1)	JNL/Mellon Bond Index Fund - Class A
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Mellon World Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2023

JNL/DFA U.S. Small Cap Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/WMC Value Fund - Class A

(1) The Fund is a Fund of Fund advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund.

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2023

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2023, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 1.86%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0% of the contract value. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2023

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

KPMG LLP
Aon Center Suite 5500
200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account II:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise JNLNY Separate Account II (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.
Chicago, Illinois March 28, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of assets and liabilities as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Conservative Allocation Fund - Class A
JNL Growth Allocation Fund - Class A
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A
JNL Moderate Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class A
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds New World Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/DFA International Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A

JNL/DoubleLine Total Return Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Global Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Value Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Staples Sector Fund - Class A
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon International Index Fund - Class A
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon U.S. Stock Market Index Fund - Class A

JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon World Index Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A
JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Newton Equity Income Fund - Class A
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Real Return Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/T. Rowe Price Balanced Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/William Blair International Leaders Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Equity Income Fund - Class A
JNL/WMC Global Real Estate Fund - Class A
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Value Fund - Class A
JNL Multi-Manager International Small Cap Fund – Class A
JNL/American Funds Bond Fund of America Fund – Class A

Statement of assets and liabilities as of December 31, 2023, and the related statement of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period from April 25, 2022 (inception) to December 31, 2022.

JNL/AB Sustainable Global Thematic Fund - Class A

Jackson National Life Insurance
Company of New York

Statutory Financial Statements

For the years ended
December 31, 2023

1

Jackson National Life Insurance Company of New York

Index to Statutory Financial Statements
________________________________________________________________________________________________

2

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436

Independent Auditors' Report

The Audit, Compensation, and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company of New York:

Opinions

We have audited the financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

3

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

● Exercise professional judgment and maintain professional skepticism throughout the audit.

● Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

● Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

● Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

● Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

4

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Supplemental Schedule of Selected Financial Data, Supplemental Investment Risks Interrogatories, Summary Investment Schedule, and Reinsurance Risk Interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the New York State Department of Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Chicago, Illinois
April 1, 2024

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except share information)

	December 31,
	2023	2022
Admitted Assets
Bonds	$1,299,498	$1,317,391
Cash and cash equivalents	30,770	56,849
Common stock - unaffiliated	708	807
Receivables for securities	496	384
Securities lending reinvested collateral assets	3,565	9,463
Policy loans	376	356
Total cash and invested assets	1,335,413	1,385,250
Investment income due and accrued	10,416	10,069
Income tax receivable from parent	—	1,740
Net deferred tax asset	20,652	—
Receivable from parent	11,273	2,031
Amounts due from reinsurers	160,598	152,924
Other admitted assets	100	180
Admitted disallowed IMR	10,892	—
Separate account assets	15,871,446	13,943,778
Total admitted assets	$17,420,790	$15,495,972

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$627,158	$729,135
Liability for deposit-type contracts	8,717	9,177
Policy and contract claims	14,167	20,366
Asset valuation reserve	12,138	10,872
General expenses and taxes due and accrued	4,024	3,577
Accrued transfers to separate accounts	(37,206)	(33,925)
Federal income tax	19,987	—
Payable to parent	165,531	192,033
Payable for securities lending	3,565	9,463
Other liabilities	11,201	8,368
Separate account liabilities	15,871,446	13,943,778
Total liabilities	16,700,728	14,892,844
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	2,000	2,000
Gross paid-in and contributed surplus	503,859	503,859
Unassigned surplus	203,311	97,269
Special surplus funds	10,892	—
Total capital and surplus	720,062	603,128
Total liabilities, capital and surplus	$17,420,790	$15,495,972

See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2023	2022	2021
Income:
Premiums and annuity considerations	$101,132	$118,033	$148,746
Fee income	38,391	38,092	39,113
Net investment income (net of expenses of $1,999 in 2023, $2,051 in 2022, and $1,901 in 2021)	47,067	43,248	44,749
Commissions and expense allowances on reinsurance ceded	120,145	132,682	148,285
Total other income	280	—	—
Total income	307,015	332,055	380,893
Benefits and other deductions:
Death benefits	53	323	125
Surrenders and annuity benefits	216,055	177,095	197,462
Interest and adjustments on policy funds and deposit-type contracts	(424)	(159)	147
Change in aggregate reserves	(101,977)	90,879	(36,469)
Commissions	109,260	122,762	147,847
General insurance expenses	25,060	25,324	16,228
Taxes, licenses and fees	1,221	1,008	1,216
Change in loading on deferred and uncollected premium	19	3	(47)
Net transfers to (from) separate accounts	(53,767)	(29,847)	4,330
Reinsurance on in-force business	(624)	(1,340)	(2,754)
Total benefits and other deductions	194,876	386,048	328,085
Gain (loss) from operations before federal income tax expense and net realized capital losses	112,139	(53,993)	52,808
Federal income tax expense (benefit)	20,594	(961)	4,426
Gain (loss) from operations before net realized capital losses	91,545	(53,032)	48,382
Net realized capital gains (losses), less capital gains tax benefit of nil in 2023, $137 in 2022, and tax expense of $5 in 2021, excluding tax benefit of $185 in 2023, $309 in 2022, and tax expense of $1,290 in 2021 transferred to the IMR	(428)	(909)	16
Net income (loss)	$91,117	$(53,941)	$48,398

See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Capital and Surplus
(In thousands)

		Surplus
	Capital	Gross paid-in	Special
	stock	and contributed	Funds	Unassigned	Total

Balances at December 31, 2020	$2,000	$494,697	$—	$111,066	$607,763
Net income	—	—	—	48,398	48,398
Change in net unrealized capital gains and losses	—	—	—	(168)	(168)
Change in asset valuation reserve	—	—	—	(1,208)	(1,208)
Change in non-admitted assets	—	—	—	674	674
Paid-in surplus	—	9,162	—	—	9,162
Change in surplus as a result of reinsurance	—	—	—	(2,754)	(2,754)

Balances at December 31, 2021	2,000	503,859	—	156,008	661,867

Net loss	—	—	—	(53,941)	(53,941)
Change in net unrealized capital gains and losses	—	—	—	(98)	(98)
Change in asset valuation reserve	—	—	—	(898)	(898)
Change in non-admitted assets	—	—	—	(2,392)	(2,392)
Change in surplus as a result of reinsurance	—	—	—	(1,339)	(1,339)
Change in net deferred income tax	—	—	—	(71)	(71)

Balances at December 31, 2022	2,000	503,859	—	97,269	603,128

Net income	—	—	—	91,117	91,117
Change in net unrealized capital gains and losses	—	—	—	260	260
Change in asset valuation reserve		—	—	(1,266)	(1,266)
Change in non-admitted assets	—	—	—	6,726	6,726
Change in surplus as a result of reinsurance	—	—	—	(624)	(624)
Change in special surplus funds	—	—	10,892	(10,892)	—
Change in net deferred income tax	—	—	—	20,721	20,721

Balances at December 31, 2023	$2,000	$503,859	$10,892	$203,311	$720,062

See accompanying Notes to Statutory Financial Statements.

8

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2023	2022	2021
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$74,593	$35,891	$137,087
Net investment income	47,402	42,716	45,361
Other	162,453	170,987	203,931
Total cash received from operations	284,448	249,594	386,379
Operating disbursements:
Benefit payments	301,033	96,407	266,253
Commissions, general expenses and taxes	134,448	150,738	165,543
Net transfers to separate accounts	(123,440)	(118,658)	(9,424)
Federal income taxes	(1,318)	50	(186)
Total cash disbursed from operations	310,723	128,537	422,186
Net cash (used in) provided by operations	(26,275)	121,057	(35,807)

Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds sold	28,457	34,207	74,590
Bond repayments, maturities, calls and redemptions	92,998	107,077	113,898
Total bonds	121,455	141,284	188,488
Miscellaneous	5,898	3	3
Total investment proceeds	127,353	141,287	188,491
Cost of investments acquired:
Bonds	108,606	244,161	200,636
Miscellaneous	112	8,943	903
Total investments acquired	108,718	253,104	201,539
Net (increase) decrease in policy loans	(20)	(7)	51
Net cash provided by (used in) investments	18,615	(111,824)	(12,997)

Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	—	—	9,162
Net deposits on deposit-type contracts	(6,171)	(5,299)	(9,696)
Other	(12,248)	6,996	(2,026)
Net cash (used in) provided by financing and miscellaneous sources	(18,419)	1,697	(2,560)

Net change in cash and cash equivalents	(26,079)	10,930	(51,364)

Cash and cash equivalents at beginning of year	56,849	45,919	97,283

Cash and cash equivalents at end of year	$30,770	$56,849	$45,919

Cash flow information for non-cash transactions:
Transfer of debt securities for debt securities and/or equity securities	$4,108	$5,698	$10,388
Non-cash financial assets transferred to parent	$—	$61,375	$—

See accompanying Notes to Statutory Financial Statements.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company of New York (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. ("Jackson Financial"). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities, and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan. There is not substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (“statutory”), which vary in some respects from U.S. generally accepted accounting principles (“GAAP”) and include the following:

1.the costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

3.the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;

4.assets must be included in the statement of admitted assets, liabilities, capital and surplus at “admitted asset value,” with “non-admitted assets” excluded through a charge to surplus;

5.an asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit related investment losses;

6.bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, these investments are generally carried at fair value, amortized cost for policy loans, with changes in valuation recorded in other comprehensive income);

7.current expected credit losses (“CECL”) on certain financial assets are not included herein, but are required for GAAP;

8.realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

9.gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

10.premiums for universal life and certain investment-type products are recognized as income, but are accounted for as deposits to policyholders' accounts under GAAP;

11.a net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years, and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net DTA or liability being recorded directly to surplus;

12.reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;
11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

13.net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

14.statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

15.there is no presentation of comprehensive income.

The effects on the financial statements of the variances between the statutory accounting practices described above and US generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2022 and 2021 statutory financial statements have been reclassified to conform to the 2023 presentation.

The New York State Department of Financial Services (“NYDFS”) recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under New York Insurance Law. The NYDFS has adopted in its entirety, subject to certain conflicts and exceptions with New York Insurance Law, the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”).

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In NAIC SAP, the application of Curtate CARVM reserve valuation is required. The Company’s fixed annuity reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. If the application of Curtate CARVM reserve valuation were used, statutory capital and surplus would be increased by $254 thousand and $305 thousand as of December 31, 2023 and 2022, respectively. Additionally, net income would have decreased by $51 thousand, increased by $61 thousand, and decreased by $125 thousand for the years then ended December 31, 2023, 2022, and 2021, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporates VM-21 but also includes an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would be increased by $23.0 million and $27.7 million as of December 31, 2023 and 2022, respectively. Additionally, net income would be decreased by $4.7 million, increased by $1.9 million, and decreased by $0.8 million for the years then ended December 31, 2023, 2022, and 2021, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulation. If reserves were established according to NAIC SAP, statutory capital and surplus would be decreased by $239 thousand and increased by $1,233 thousand as of December 31, 2023 and 2022, respectively. Additionally, net income would be decreased by $1.5 million, increased by $1.6 million, and increased by $0.3 million for the years then ended December 31, 2023, 2022, and 2021, respectively.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York is shown in the following tables (in thousands):

	Years Ended December 31,
	2023	2022	2021
Net income (loss), as stated herein	$91,117	$(53,941)	$48,398
Adjustments - prescribed practices:
Continuous CARVM per New York basis	(26,253)	(23,021)	(20,221)
Curtate CARVM per NAIC SAP	(26,202)	(23,082)	(20,096)
Decrease (increase) in aggregate reserves to reflect curtate CARVM	(51)	61	(125)
VM-21 Reserve:
VA reserve per New York basis	(30,576)	27,511	(14,193)
VA reserve per NAIC SAP	(25,835)	25,638	(13,442)
Decrease (increase) in aggregate reserves to reflect VM-21	(4,741)	1,873	(751)
VM-22 Reserve:
IA reserve per New York basis	548	765	(555)
IA reserve per NAIC SAP	2,004	(855)	(885)
Decrease (increase) in aggregate reserves to reflect VM-22	(1,456)	1,620	330
Additional reserves under asset adequacy testing	—	—	—
Tax effect of prescribed practice adjustments	(16)	—	(69)
Net income (loss), NAIC SAP	$84,853	$(50,387)	$47,783

	December 31,
	2023	2022
Statutory capital and surplus, as stated herein	$720,061	$603,128
Adjustments - prescribed practices:
Continuous CARVM per New York basis	310,232	336,485
Curtate CARVM per NAIC SAP	309,978	336,180
Decrease (increase) in aggregate reserves to reflect curtate CARVM	254	305
VM-21 Reserve:
VA reserve per New York basis	164,970	195,546
VA reserve per NAIC SAP	141,978	167,813
Decrease (increase) in aggregate reserves to reflect VM-21	22,992	27,733
VM-22 Reserve:
IA reserve per New York basis	67,903	67,355
IA reserve per NAIC SAP	68,223	66,219
Decrease (increase) in aggregate reserves to reflect VM-22	(320)	1,136
Additional reserves under asset adequacy testing	—	—
Tax effect of prescribed practice differences	81	97
Statutory capital and surplus, NAIC SAP	$743,068	$632,399

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26R - Bonds; SSAP No. 43R - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21R - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as a cash equivalents or short-term investments. The amendments are effective January 1, 2025. The Company is currently in the process of evaluating the impact of the new guidance.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns and policy crediting rates; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to establishment of a liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company, including an estimate of the dividends received deduction. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson-NY recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of the amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected.

For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Preferred stocks are stated at cost, except those with a NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Common stocks are stated at fair value.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balances.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality and interest assumptions currently used are based upon either the 1980 Commissioners’ Standard Ordinary (CSO) Table with 4.0% to 4.5% interest rates, the 2001 Commissioners’ Standard Ordinary (CSO) Table with 3.5% to 4.0% interest rates, or the 2017 Commissioners’ Standard Ordinary (CSO) Table with 3.0% to 4.0% interest rates.

Reserves for variable annuity products and related guarantees are determined using New York Regulation 213, which incorporates VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount, subject to additional floor calculations. The stochastic reserve calculation uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount and standard scenario floor calculations are based on assumptions prescribed by the regulation. The option value floor for contracts issued on or after January 1, 2020 is based on the standard scenario prescribed assumptions, but using stochastically generated arbitrage free interest rates and equity return paths.

All other annuity reserves are established with an interest rate assumption ranging from 1.0% to 7.0% and are carried at the greater of surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate account and non-insulated accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

Capital and surplus of most recently filed statement			$708,010
Less:
Goodwill			—
EDP equipment and operating system software			—
Net deferred tax asset			—
Admitted net negative disallowed IMR			10,171
Adjusted capital & surplus			$697,839

	Net negative (disallowed IMR)	Negative IMR admitted	Percentage of adjusted capital and surplus
General account	$10,892	$10,892	1.6%
Insulated separate account	—	—	—%
Non-insulated separate account	—	—	—%
	$10,892	$10,892	1.6%

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit related investment losses. Changes in the AVR are recorded directly to surplus.

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Fee income is recognized as revenue when earned. Commission and expense allowances, which represent commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory reserves for variable annuities and variable life contracts and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2023, 2022, and 2021, no investment income was excluded.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$10,416
2. Nonadmitted	$—
3. Admitted	$10,416

At both December 31, 2023 and December 31, 2022 the Company had nil aggregate deferred interest.

At December 31, 2023, 2022, and 2021, the Company had nil, nil, and $158 thousand cumulative amounts of paid-in-kind interest, respectively.

Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting
16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 6 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as “non-admitted assets” (principally net DTAs not realizable within three years and agents’ debit balances) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts are segregated in non-guaranteed separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

Subsequent Events
The Company has evaluated events through April 1, 2024, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are included in Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience
17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing services do not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments as of the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2023 and 2022, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including are classified into Level 2 due to their use of market observable inputs.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
At December 31, 2023 and 2022, bonds valued internally, including matrix-priced securities, had book/adjusted carrying value of $192.5 million and $174.9 million, respectively, and an estimated fair value of $180.0 million and $156.2 million, respectively.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.
Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$708	$—	$—	$708
Separate account assets	—	15,871,446	—	—	15,871,446
Total assets at fair value	$—	$15,872,154	$—	$—	$15,872,154

	December 31, 2022
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$807	$—	$—	$807
Separate account assets	—	13,943,778	—	—	13,943,778
Total assets at fair value	$—	$13,944,585	$—	$—	$13,944,585

There were no Level 3 assets measured at fair value at December 31, 2023 or 2022.
19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2023	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,212,620	$1,299,498	$7,488	$1,201,971	$3,161	$—
Common stock	708	708	—	708	—	—
Cash and cash equivalents	30,770	30,770	30,770	—	—	—
Policy loans	376	376	—	—	376	—
Securities lending	3,565	3,565	3,565	—	—	—
Separate account assets	15,871,446	15,871,446	—	15,871,446	—	—
Total assets at fair value	$17,119,485	$17,206,363	$41,823	$17,074,125	$3,537	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$152,676	$606,397	$—	$—	$152,676	$—
Liability for deposit-type contracts	7,047	8,717	—	—	7,047	—
Payable for securities lending	3,565	3,565	—	3,565	—	—
Separate account liabilities	15,871,446	15,871,446	—	15,871,446	—	—
Total liabilities at fair value	$16,034,734	$16,490,125	$—	$15,875,011	$159,723	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

December 31, 2022	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,187,049	$1,317,391	$7,301	$1,179,748	$—	$—
Common stock	807	807	—	807	—	—
Cash and cash equivalents	56,849	56,849	56,849	—	—	—
Policy loans	356	356	—	—	356	—
Securities lending	9,463	9,463	9,463	—	—	—
Separate account assets	13,943,778	13,943,778	—	13,943,778	—	—
Total assets at fair value	$15,198,302	$15,328,644	$73,613	$15,124,333	$356	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$368,361	$859,152	$—	$—	$368,361	$—
Liability for deposit-type contracts	8,409	9,177	—	—	8,409	—
Payable for securities lending	9,463	9,463	—	9,463	—	—
Separate account liabilities	13,943,778	13,943,778	—	13,943,778	—	—
Total liabilities at fair value	$14,330,011	$14,821,570	$—	$13,953,241	$376,770	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities, including publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by
20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Debt Securities, Common and Preferred Stock
Debt securities consist of bonds and short-term investments. Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$9,382	$—	$478	$8,904	$9,382
Industrial and miscellaneous	1,059,294	3,304	75,677	986,921	1,059,294
Residential mortgage-backed	4,770	581	22	5,329	4,770
Commercial mortgage-backed	105,463	87	7,826	97,724	105,463
Other asset-backed	120,589	526	7,373	113,742	120,589
Total debt securities	1,299,498	4,498	91,376	1,212,620	1,299,498
Common and preferred stock	715	—	7	708	708
Total securities	$1,300,213	$4,498	$91,383	$1,213,328	$1,300,206

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2022	Cost	Gains	Losses	Value	Value
Governments	$9,513	$—	$669	$8,844	$9,513
Industrial and miscellaneous	1,069,574	834	111,595	958,813	1,069,574
Residential mortgage-backed	5,297	759	27	6,029	5,297
Commercial mortgage-backed	122,744	7	10,383	112,368	122,744
Other asset-backed	110,263	127	9,395	100,995	110,263
Total debt securities	1,317,391	1,727	132,069	1,187,049	1,317,391
Common and preferred stock	1,143	—	336	807	807
Total securities	$1,318,534	$1,727	$132,405	$1,187,856	$1,318,198

The amount of gross unrealized losses and the associated estimated fair value on debt securities and equity investments are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$3	$1,416	$475	$7,488	$478	$8,904
Industrial and miscellaneous	91	20,407	75,586	829,949	75,677	850,356
Residential mortgage-backed	6	1,987	16	491	22	2,478
Commercial mortgage-backed	4	3,986	7,822	87,682	7,826	91,668
Other asset-backed	55	10,311	7,318	61,938	7,373	72,249
Total debt securities	159	38,107	91,217	987,548	91,376	1,025,655
Common and preferred stock	7	708	—	—	7	708
Total temporarily impaired
securities	$166	$38,815	$91,217	$987,548	$91,383	$1,026,363

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

	Less than 12 months		12 months or longer			Total
	Gross	Estimated	Gross	Estimated		Gross	Estimated
	Unrealized	Fair	Unrealized	Fair		Unrealized	Fair
December 31, 2022	Losses	Value	Losses	Value		Losses	Value
Governments	$669	$8,844	$—	$—		$669	$8,844
Industrial and miscellaneous	69,010	751,662	42,585	165,786		111,595	917,448
Residential mortgage-backed	27	1,157	—	6		27	1,163
Commercial mortgage-backed	9,632	106,215	751	2,155		10,383	108,370
Other asset-backed	5,845	60,711	3,550	25,874		9,395	86,585
Total debt securities	85,183	928,589	46,886	193,821		132,069	1,122,410
Common and preferred stock	336	807	—	—		336	807
Total temporarily impaired
securities	$85,519	$929,396	$46,886	$193,821	$—	$132,405	$1,123,217

Debt securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans (“RMBS”) that are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Prime	$2,327	$159	$14	$2,472	$2,327
Alt-A	—	419	—	419	—
Subprime	1,566	—	2	1,564	1,566
Total non-agency RMBS	$3,893	$578	$16	$4,455	$3,893

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2022	Cost	Gains	Losses	Value	Value
Prime	$2,587	$57	$15	$2,629	$2,587
Alt-A	31	445	—	476	31
Subprime	1,554	253	—	1,807	1,554
Total non-agency RMBS	$4,172	$755	$15	$4,912	$4,172

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 100% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $105.5 million and $97.7 million, respectively, at December 31, 2023. 100% of these investments are rated investment grade by the NAIC.

Of the total carrying value for bonds in an unrealized loss position at December 31, 2023, 99% were investment grade and 1% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2023, the industries comprising the larger proportion of unrealized losses included financial services (16% of corporate gross unrealized losses) and utilities (10%). The largest unrealized loss related to a single corporate obligor was $1.0 million at December 31, 2023.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2023, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value
Due in 1 year or less	$50,661	$17	$663	$50,015	$50,661
Due after 1 year through 5 years	485,548	657	18,785	467,420	485,548
Due after 5 years through 10 years	513,049	2,460	54,441	461,068	513,049
Due after 10 years through 20 years	13,421	152	1,928	11,645	13,421
Due after 20 years	5,997	18	338	5,677	5,997
Residential mortgage-backed	4,770	581	22	5,329	4,770
Commercial mortgage-backed	105,463	87	7,826	97,724	105,463
Other asset-backed	120,589	526	7,373	113,742	120,589
Total debt securities	$1,299,498	$4,498	$91,376	$1,212,620	$1,299,498

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain loan-backed securities that are deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in 2023 and 2022 was nil and $1.6 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 – 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2023, the Company’s investment advisor provided the designation for debt securities with carrying value and estimated fair value of both $13.0 million. At December 31, 2022, the Company’s investment advisor did not provide the designation for carrying value and estimated fair value for debt securities

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”)
23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

The Company’s debt securities by NAIC designation are as follows at December 31, 2023 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value
Class 1	$669,678	$2,950	$43,577	$629,051	$669,678
Class 2	608,106	1,347	46,918	562,535	608,106
Class 3	13,361	146	438	13,069	13,361
Class 4	7,661	50	341	7,370	7,661
Class 5	692	5	102	595	692
Class 6	—	—	—	—	—
Total debt securities	$1,299,498	$4,498	$91,376	$1,212,620	$1,299,498
The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were both nil at December 31, 2023 and 2022. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2023 and 2022.

Debt securities with a book/adjusted carrying value of $0.5 million at both December 31, 2023 and 2022, were on deposit with the state of New York.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to unassigned surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to
24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2023 and 2022, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2023 and 2022, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 40% and 15% to 35%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

There were no loan-backed securities with a recognized other-than-temporary impairment where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date.

In 2023, 2022, and 2021, the Company recognized other-than-temporary impairments of $437 thousand, $195 thousand, and nil, respectively. See Note 13 for detail regarding securities with recognized other-than-temporary impairment charges during 2023, where the Company has (or had at the quarterly reporting date) the intent and ability to hold the securities for sufficient time to recover the amortized cost.

The following table summarizes other-than-temporary impairment charges recorded for the years ended December 31, 2023, 2022, and 2021 (in thousands):

	2023	2022	2021
Residential mortgage-backed securities:
Prime	$—	$195	$—
Industrial and miscellaneous	10	—	—
Common stock	427	—	—
Total other-than-temporary impairment charges	$437	$195	$—

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Sales of bonds:
Gross gains	$172	$462	$3,008
Gross losses	(4,706)	(3,740)	(554)
Other assets	—	3	3
Other-than-temporary impairment losses	(437)	(195)	—
Net realized gains (losses)	$(4,971)	$(3,470)	$2,457

Net gains (losses) allocated to AVR	$(428)	$(1,046)	$21
Net gains (losses) allocated to IMR	(4,543)	(2,424)	2,436
Net realized gains (losses)	$(4,971)	$(3,470)	$2,457

Net gains (losses) allocated to AVR	$(428)	$(1,046)	$21
Tax benefit (expense)	—	137	(5)
Reported net realized gains (losses)	$(428)	$(909)	$16

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, arising from its investment in loan-backed securities.

The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2023 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$166,395	$16,284	$150,111
Unrealized loss	$15,221	$65	$15,156

The carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $230.8 million and $216.8 million, respectively, at December 31, 2023.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2023 and 2022, the estimated fair value of loaned securities was $3.4 million and $9.1 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of the counterparties is monitored on a regular basis. At December 31, 2023 and 2022, unrestricted cash collateral received in the amount of $3.6 million and $9.5 million, respectively, was included in securities lending reinvested collateral assets of the Company. At December 31, 2023 and 2022, an offsetting liability for the overnight and continuous loan of $3.6 million and $9.5 million, respectively, is included in payable for securities lending on the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Restricted Assets
At December 31, 2023, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with state	$499	$499	$—	$499	0.00%	0.00%
Securities loaned for securities lending agreements	3,759	9,736	(5,977)	3,759	0.02%	0.02%
Total restricted assets	$4,258	$10,235	$(5,977)	$4,258	0.03%	0.02%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2023 and 2022, the Company had no investments in debt securities with a 5GI designation.
Note 5 - Reinsurance

The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company cedes 90% of the entire VA contract to its parent, Jackson, on a coinsurance basis (modified coinsurance for separate account liabilities). The agreement covers all existing and future issues of VA contracts issued by the Company. Premiums ceded to Jackson were $716.1 million, $980.1 million, and $1,320.3 million in 2023, 2022, and 2021, respectively. In second quarter 2022, the quarterly settlement due to Jackson totaled $107.2 million, which the Company settled by transferring $61.4 million of bonds and $45.8 million cash.

The Company cedes 100% of its guaranteed minimum income benefit on variable annuities to an unaffiliated third party. The reinsurance treaty contains certain maximum limits on annual benefits recoverable. Accordingly, the NYDFS has determined there is not sufficient risk transfer and thus does not permit the Company to record a reserve credit in the accompanying statutory financial statements.

The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Direct premiums and annuity considerations	$817,996	$1,098,943	$1,469,833
Reinsurance ceded	(716,864)	(980,910)	(1,321,087)
Total premiums and annuity considerations	$101,132	$118,033	$148,746

Direct benefits to policyholders and beneficiaries	$1,606,350	$1,353,849	$1,602,003
Reinsurance ceded	(1,390,242)	(1,176,431)	(1,404,416)
Total benefits to policyholders and beneficiaries	$216,108	$177,418	$197,587

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. Reserves ceded were $1,532.8 million and $1,956.6 million, including $1,531.4 million and $1,955.1 million ceded to Jackson at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, the Company had $160.6 million and $152.9 million, respectively, due from reinsurers, of which $328.2 million and $334.4 million, respectively, related to reinsurance due from its Parent.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Note 6 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement that is based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2023 remain open under the statute of limitations.

Inflation Reduction Act
The Inflation Reduction Act (“IRA”), enacted on August 16, 2022, includes the CAMT, which was effective January 1, 2023. The Company is an applicable reporting entity that is part of a controlled group of corporations that is subject to the CAMT in 2023. At December 31, 2023 and 2022, the CAMT current tax was $20.7 million and nil, respectively. At December 31, 2023 and 2022, the CAMT had no impact on net capital and surplus. The CAMT was not applicable to the year ended December 31, 2021.

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2023			December 31, 2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total Gross Deferred Tax Assets	$61,414	$91	$61,505	$53,099	$71	$53,170	$8,315	$20	$8,335
Statutory valuation allowance	37,470	—	37,470	47,725	—	47,725	(10,255)	—	(10,255)
Adjusted gross DTA	23,944	91	24,035	5,374	71	5,445	18,570	20	18,590
DTA nonadmitted	—	—	—	—	—	—	—	—	—
Subtotal net admitted DTA	23,944	91	24,035	5,374	71	5,445	18,570	20	18,590
Deferred tax liabilities	(2,896)	(487)	(3,383)	(4,369)	(1,076)	(5,445)	1,473	589	2,062
Net admitted DTA	$21,048	$(396)	$20,652	$1,005	$(1,005)	$—	$20,043	$609	$20,652

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2023			December 31, 2022			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	20,652	—	20,652	—	—	—	20,652	—	20,652
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			20,652			—			20,652
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			104,911			90,469			14,442
(c)	Adjusted gross DTA
	(Excluding the amount
	of DTA from (a) and
	(b) above) offset by
	gross DTL	3,292	91	3,383	5,374	71	5,445	(2,082)	20	(2,062)
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$23,944	$91	$24,035	$5,374	$71	$5,445	$18,570	$20	$18,590

	2023	2022
Ratio percentage used to determine recovery
period and threshold limitation amount	3,388.1%	2,582.1%

Amount of adjusted capital and surplus used to
determine recovery period and threshold
limitation amount (in thousands)	$699,409	$603,128

The impact of tax planning strategies was as follows (in thousands):

		December 31, 2023		December 31, 2022		Change
		Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted
Gross DTA and Net Admitted DTA, by
Tax Character as a Percentage
1.	Adjusted gross DTAs	$23,944	$91	$5,374	$71	$18,570	$20
2.	Percentage of adjusted gross DTAs by
	tax character attributable to the impact
	of tax planning strategies	0%	0%	0%	0%	0%	0%
3.	Net admitted adjusted gross DTAs	$23,944	$91	$5,374	$71	$18,570	$20
4.	Percentage of net admitted adjusted
	gross DTAs by tax character admitted
	because of the impact of tax planning
	strategies	86%	0%	0%	0%	86%	0%
29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
At December 31, 2023 and December 31, 2022, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2023, the Company considered tax planning strategies in the determination of the amount of admitted CAMT Credit DTA which is 86% of the net admitted adjusted gross DTAs. At December 31, 2022, the Company did not have any CAMT Credit DTA to consider in the determination of the Admitted CAMT Credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

The main components of the deferred tax assets and deferred tax liabilities are as follows (in thousands):

	2023	2022	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$8,950	$9,353	$(403)
Deferred and uncollected premium	36	29	7
Insurance reserves	29,724	39,969	(10,245)
Deferred compensation	1,608	1,476	132
Guaranteed fund assessment liability	378	378	—
Net operating loss carryforward	—	588	(588)
Credit carryover	20,670	1,251	19,419
Other	48	55	(7)
Total ordinary gross and adjusted
gross deferred tax assets	61,414	53,099	8,315
Statutory valuation allowance adjustment	(37,470)	(47,725)	10,255
Deferred tax assets nonadmitted	—	—	—
Admitted ordinary gross deferred
tax assets per NAIC SAP	23,944	5,374	18,570

Capital:
Investments	90	—	90
Unrealized losses	1	71	(70)
Total capital gross and adjusted
gross deferred tax assets	91	71	20
Statutory valuation allowance adjustment	—	—	—
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	91	71	20
Total admitted deferred tax assets	24,035	5,445	18,590

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Insurance reserves	2,862	4,357	(1,495)
Other	34	12	22
Total ordinary deferred tax liabilities	2,896	4,369	(1,473)
Total capital deferred tax liabilities	487	1,076	(589)
Total deferred tax liabilities	3,383	5,445	(2,062)

Total net admitted deferred tax asset	$20,652	$—	$20,652

The application of SSAP No. 101, "Income Taxes for Accounting Guidance" requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the
30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Company would employ to avoid a tax benefit from expiring unused. Due to the uncertainty of realization, management believes it is not more likely than not that the deferred tax assets under the regular tax system, net of valuation allowances, will be realized. The Company has recorded a valuation allowance of $37.5 million and $47.7 million against the net deferred tax balance under the regular tax system as of December 31, 2023 and 2022, respectively. There have been no adjustments to gross deferred tax assets for CAMT credit carryforwards because of a change in circumstances that causes a change in judgement about their realizability. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2023	2022	Change

Total deferred tax assets	$61,505	$53,170	$8,335
Total deferred tax liabilities	(3,383)	(5,445)	2,062
Net deferred tax assets/liabilities	58,122	47,725	10,397
Statutory valuation allowance adjustment	(37,470)	(47,725)	10,255
Net DTA after statutory valuation allowance adjustment	20,652	—	20,652
Tax effect of unrealized (losses) gains	(1)	(71)	70
Statutory valuation allowance adjustment on unrealized	—	0	0
Change in net deferred income tax	$20,651	$(71)	$20,722

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2023	2022	2021
Operations
Federal taxes from operations	$20,535	$(1,719)	$(432)
Foreign Tax Expense	—	—	—
Subtotal	20,535	(1,719)	(432)
Federal taxes on capital gains	(185)	(446)	1,295
Utilization of capital loss carry forwards	—	—	—
Other	59	758	4,858
Total Federal current taxes incurred	$20,409	$(1,407)	$5,721
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2023	2022	2021

Federal current taxes incurred	$20,594	$(961)	$4,426
Capital gains tax, excluding IMR taxes	—	(137)	5
Taxes transferred to IMR	(186)	(309)	1,290
Taxes on liability gains released from the IMR	1	—	—
Total federal current taxes incurred	$20,409	(1,407)	$5,721
31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2023		2022		2021

Income before taxes	$107,169		$(57,463)		$55,265

Income taxes at statutory rate	22,505	21%	(12,067)	21%	11,606	21%
Dividends received deduction	(9,229)	(9)%	(10,269)	18%	(10,654)	(19)%
Interest maintenance reserve	39	—%	(83)	—%	(120)	—%
Gain on reinsurance	(131)	—%	(281)	—%	(578)	(1)%
Impact of tax sharing agreement	—	—%	—	—%	9,162	17%
Impact of uncertain tax position	—	—%	—	—%	(3,187)	(6)%
Valuation allowance	(10,255)	(10)%	22,853	(40)%	2,683	5%
Tax credits	(3,288)	(3)%	(1,471)	3%	(3,211)	(6)%
Other	47	—%	(18)	—%	20	—%
Total	$(312)	(1)%	$(1,336)	2%	$5,721	11%

Federal and foreign taxes incurred	$20,594		$(961)		$4,426
Tax on capital losses	(185)		(446)		1,295
Change in net deferred taxes	(20,721)		71		—
Total statutory taxes	$(312)		$(1,336)		$5,721

At December 31, 2023, the Company had no ordinary loss carryforwards. At December 31, 2022, the Company had an ordinary loss carryforward of $2.8 million originating from the 2022 tax year that may be carried forward indefinitely and used to offset up to 80% of taxable income in future periods. At December 31, 2023 and 2022, the Company had a foreign tax credit carryforward of $17.3 thousand and $1.3 million, respectively, that may be carried forward ten years. The company had no capital loss carryforwards.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

The Company does not owe any Repatriation Transition Tax (“RTT”) and has made no payment or expect to make any future payments to satisfy the RTT liability.

At December 31, 2023, the Company had an alternative minimum tax credit of $20.7 million originating from the 2023 tax year that may be carried forward indefinitely and was fully recognized as an admitted DTA. At December 31, 2022, the Company had no alternative minimum tax credits.

Note 7 - Capital, Surplus and Dividend Restrictions

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. At December 31, 2023, the Company had $91.1 million of earned surplus available for dividends, compared to $60.1 million at December 31, 2022. No dividends were paid to Jackson in 2023, 2022, or 2021.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At both December 31, 2023 and 2022, the Company’s TAC was more than 1000% of the company action level RBC.
32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

Note 8 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives for policies issued on such lives in addition to the standard gross premium. Mean reserves are calculated as the regular mean reserve for the plan plus one half of the extra premium charged for the year.

The Company had $1.9 million and $2.0 million of insurance in force for which the gross premiums were less than the net premiums, at December 31, 2023 and 2022, respectively, according to the valuation standard set by the state of New York.

At December 31, 2023 and 2022, 92.8% and 91.2%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities and life). The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, or b) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), or upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)). The GMIB is 100% reinsured with an unaffiliated reinsurer, and 90% of the entire VA contract is reinsured with Jackson.

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in thousands):

	December 31,
	2023	2022
Fund type:
Equity	$11,555,292	$9,803,805
Bond	1,415,663	1,379,670
Balanced	2,776,323	2,620,099
Money market	123,694	139,790
Total	$15,870,972	$13,943,364

Reserves for variable annuities and associated guarantees are calculated using New York Regulation 213, which incorporates VM-21. Total direct reserves associated with guaranteed benefits were $301.8 million and $463.6 million at December 31, 2023 and 2022, respectively.

The Company offered variable universal life insurance from 2004 through 2006. Amounts in force were immaterial at December 31, 2023 and there were no minimum guaranteed benefits on these policies. Reserves are calculated according to New York Regulation 147.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
An analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$242,868	$—	$—	$242,868	1.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	133,212	—	—	133,212	0.8%
At fair value	—	—	15,532,810	15,532,810	90.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,169,054	—	—	1,169,054	6.8%
Total subject to discretionary withdrawal	1,545,134	—	15,532,810	17,077,944	99.6%
Not subject to discretionary withdrawal	40,317	—	21,275	61,592	0.4%
Total gross	1,585,451	—	15,554,085	17,139,536	100.0%
Reinsurance ceded	1,237,262	—	—	1,237,262
Total, net of reinsurance	$348,189	$—	$15,554,085	$15,902,274

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$242,583	$—	$—	$242,583	1.6%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	160,547	—	—	160,547	1.0%
At fair value	—	—	13,596,685	13,596,685	88.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,292,338	—	—	1,292,338	8.4%
Total subject to discretionary withdrawal	1,695,468	—	13,596,685	15,292,153	99.6%
Not subject to discretionary withdrawal	39,964	—	17,573	57,537	0.4%
Total gross	1,735,432	—	13,614,258	15,349,690	100.0%
Reinsurance ceded	1,366,226	—	—	1,366,226
Total, net of reinsurance	$369,206	$—	$13,614,258	$13,983,464

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	130,130	—	—	130,130	95.2%
Total subject to discretionary withdrawal	130,136	—	—	130,136	95.2%
Not subject to discretionary withdrawal	6,597	—	—	6,597	4.8%
Total gross	136,733	—	—	136,733	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$136,733	$—	$—	$136,733

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	150,979	—	—	150,979	95.8%
Total subject to discretionary withdrawal	150,985	—	—	150,985	95.8%
Not subject to discretionary withdrawal	6,671	—	—	6,671	4.2%
Total gross	157,656	—	—	157,656	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$157,656	$—	$—	$157,656

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	4,235	4,235	16.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	4,235	4,235	16.6%
Not subject to discretionary withdrawal	21,268	—	—	21,268	83.4%
Total gross	21,268	—	4,235	25,503	100.0%
Reinsurance ceded	12,551	—	—	12,551
Total, net of reinsurance	$8,717	$—	$4,235	$12,952

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	2,969	2,969	12.5%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	2,969	2,969	12.5%
Not subject to discretionary withdrawal	20,830	—	—	20,830	87.5%
Total gross	20,830	—	2,969	23,799	100.0%
Reinsurance ceded	11,653	—	—	11,653
Total, net of reinsurance	$9,177	$—	$2,969	$12,146

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2023
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,443	3,443	7,444	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	77	77	77	474	474	474
Miscellaneous Reserves	—	—	301,756	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,762	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	74	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,087	XXX	XXX	—
Total (gross: direct + assumed)	$3,520	$3,520	$425,212	$474	$474	$474
Reinsurance Ceded	459	459	282,977	—	$—	—
Total (net)	$3,061	$3,061	$142,235	$474	$474	$474

	December 31, 2022
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,284	3,282	6,284	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	75	75	75	414	414	414
Miscellaneous Reserves	—	—	463,562	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,945	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	11	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	66	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	309,086	XXX	XXX	—
Total (gross: direct + assumed)	$3,359	$3,357	$781,034	$414	$414	$414
Reinsurance Ceded	444	443	578,760	—	—	—
Total (net)	$2,915	$2,914	$202,274	$414	$414	$414

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________

At both December 31, 2023 and 2022, approximately 94% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2023

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$11.3	$0.6	$—	$11.9
1.51%-2.50%	165.3	—	—	—	165.3
>2.50%	1,135.8	—	—	5.7	1,141.5
Total	$1,301.1	$11.3	$0.6	$5.7	$1,318.7

Fixed Annuities
0.0%-1.50%	$5.9	$7.9	$14.2	$0.6	$28.6
1.51%-2.50%	26.3	1.4	1.2	—	28.9
>2.50%	212.8	50.7	0.6	—	264.1
Total	$245.0	$60.0	$16.0	$0.6	$321.6

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	—	—	—	—	—
Total	$—	$—	$—	$—	$—

	2022

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$961.8	$15.7	$1.0	$4.4	$982.9
1.51%-2.50%	191.5	—	—	—	191.5
>2.50%	299.1	—	—	—	299.1
Total	$1,452.4	$15.7	$1.0	$4.4	$1,473.5

Fixed Annuities
0.0%-1.50%	$7.3	$10.3	$15.1	$—	$32.7
1.51%-2.50%	33.9	1.7	1.3	—	36.9
>2.50%	215.1	62.8	1.1	—	279.0
Total	$256.3	$74.8	$17.5	$—	$348.6

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	—	—	—	—	—
Total	$—	$—	$—	$—	$—

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$—	$—
Ordinary new business	(129,220)	(129,275)
Ordinary renewal	(36,040)	(36,156)
Group Life	—	—
Totals	$(165,260)	$(165,431)

Note 9 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for variable annuity contract guarantees are held in the general account. All assets of the separate accounts are carried at fair value.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2023, 2022, and 2021 is as follows (in thousands):

	2023	2022	2021
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$76,871	$78,973	$143,368
Transfers from separate accounts	112,882	91,502	123,567
Net transfers to separate accounts	(36,011)	(12,529)	19,801
Reconciling adjustments:
Benefit fees and other differences	(17,756)	(17,318)	(15,471)
Transfers as reported in the accompanying Statements of Operations	$(53,767)	$(29,847)	$4,330

The difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The total CARVM allowance, net of reinsurance ceded, reduced the general account liability by $31.3 million and $32.6 million at December 31, 2023 and 2022, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in thousands):

Year	Amount
2023	$204,824
2022	199,196
2021	186,223
2020	161,449
2019	152,801

Premiums, considerations or deposits, net of reinsurance, totaled $65.0 million, $92.4 million, and $129.6 million for 2023, 2022, and 2021, respectively.

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
Premiums, considerations, or deposits of separate accounts for 2023 are as follows (in thousands):

Nonindexed
	Guarantee	Nonindexed	Nonguaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2023	$—	$—	$64,970	$64,970

Reserves in the separate accounts totaled $15,558.8 million and $13,617.6 million at December 31, 2023 and 2022, respectively.

Withdrawal characteristics of separate account reserves for 2023 are as follows (in thousands):

	Nonindexed
	Guarantee	Nonindexed	Nonguaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$—	$—	$15,558,794	$15,558,794
Amortized cost	—	—	—	—
Total reserves	$—	$—	$15,558,794	$15,558,794
By withdrawal characteristics:
With market value adjustment	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge of
5% or more	—	—	—	—
At fair value	$—	$—	$15,537,519	$15,537,519
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$—	$—	$15,537,519	$15,537,519
Not subject to discretionary
withdrawal	—	—	$21,275	21,275
Total	$—	$—	$15,558,794	$15,558,794

At December 31, 2023, reserves for asset default risk in lieu of AVR was nil.

Note 10 - Employee Retirement Plans

The Company participates in a Parent sponsored defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 eligible associates are immediately able to participate in the Company's matching contribution. To be eligible to participate in the Company’s contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.2 million for 2023, 2022, and 2021, respectively.

40

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_____________________________________________________________________________________________________
The Company participates in a Parent sponsored non-qualified voluntary deferred compensation plan for certain associates of Jackson and certain affiliates. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2023 and 2022, Jackson’s liability for the Company’s portion of such plans totaled nil. There were no expenses related to these plans for 2023, 2022, or 2021.

Note 11 – Other Related Party Transactions

The Company had a payable to Jackson of $165.5 million and $192.0 million at December 31, 2023 and 2022, respectively.

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPM Holdings, Inc. ("PPMH"), is the holding company of PPMA, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $2.0 million, $2.0 million, and $1.8 million to PPMA for investment advisory services in 2023, 2022, and 2021, respectively.

The Company has an administrative service agreement with its Parent, under which Jackson provides certain administrative services. The Company paid administrative fees of $22.8 million, $23.2 million, and $14.0 million in 2023, 2022, and 2021, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Fees for these services paid to JNLD were $0.6 million, $0.6 million, and $0.7 million in 2023, 2022, and 2021, respectively.

The Company has a Master Repurchase Agreement with Jackson, which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2023 and 2022. There was no outstanding balance as of both December 31, 2023 and 2022. Interest paid during 2023, and 2022, and 2021 was nil.

Note 12 – Contingent Liabilities

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

At December 31, 2023 and 2022, the Company had unfunded commitments related to debt securities of $5.0 million and nil, respectively.

Note 13 - Loan-Backed Securities’ Other-Than-Temporary-Impairments

The Company did not recognize any other-than-temporary impairments related loan-backed and structured securities in 2023. The Company has the intent and ability to hold the securities for sufficient time to recover the amortized cost.

Note 14 - Reconciliation to Annual Statement

As discussed in Note 5, the Company cedes 90% of the entire VA contract to its parent, Jackson. In 2023 and 2022, $(165.5) million and $(192.0) million, respectively were reported as an asset in the annual statement as uncollected premium. In accordance with SSAP 61, these were reported as payable to parent in the 2023 and 2022 audited financial statements. As a result, the annual statement admitted assets were lower by $165.5 million and $192.0 million, respectively, as compared to the audited financial statements.

41

Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2023

Investment income earned

U.S. government bonds	$198,990
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	46,331,037
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	—
Real estate	—
Contract loans	25,670
Cash and cash equivalents	2,605,893
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	87,817
Total investment income	$49,249,407

Real estate owned - book value less encumbrances	$—

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	—
Total mortgage loans	$—

Mortgage loans by standing - book value
Good standing	$—
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other long term assets - statement value	$—

Contract loans	$375,616

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$708,188

(Continued)

42

Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2023

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$90,007,052
Over 1 year through 5 years	611,850,581
Over 5 years through 10 years	571,049,536
Over 10 years through 20 years	19,643,052
Over 20 years	6,947,908
Total by maturity	$1,299,498,129

Bonds by class - statement value
Class 1	$669,677,631
Class 2	608,105,893
Class 3	13,361,240
Class 4	7,661,439
Class 5	691,926
Class 6	—
Total by class	$1,299,498,129

Total bonds publicly traded	$776,473,318
Total bonds privately placed	$523,024,811

Preferred stocks - statement value	$—
Common stocks - market value	$708,188
Short-term investments - book value	$—
Options, caps and floors owned - statement value	$—
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$—
Futures contracts open - current value	$—
Cash on deposit	$(24,026,410)
Cash equivalents	$54,796,520

Life insurance in force
Industrial	$—
Ordinary	$30,241,000
Credit life	$—
Group life	$—

Amount of accidental death benefits in force under ordinary policies	$900,000

(Continued)
43

Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2023

Life insurance policies with disability provisions in force
Industrial	$—
Ordinary	$7,734,000
Credit life	$—
Group life	$—

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Ordinary - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Annuities:
Ordinary-
Immediate - amount of income payable	$8,751,076
Deferred - fully paid account balance	$103,579,481
Deferred - not fully paid - account balance	$1,458,834,519

Group-
Amount of income payable	$1,533,744
Fully paid account balance	$130,205,734
Not fully paid - account balance	$—

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

See accompanying independent auditors' report.

44

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2023

1)	Total admitted assets (excluding Separate Accounts):			$1,383,812,883

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	ROBERT BOSCH FINANCE LLC	UNAFFILIATED FOREIGN SECURITIES	$8,000,000	0.6%
	DISCOVERY COMMUNICATIONS	UNAFFILIATED DOMESTIC SECURITIES	$7,230,069	0.5%
	AMERICAN EXPRESS	UNAFFILIATED DOMESTIC SECURITIES	$7,204,779	0.5%
	VOPAK NV	UNAFFILIATED FOREIGN SECURITIES	$7,000,000	0.5%
	DUKE ENERGY CAROLINAS	UNAFFILIATED DOMESTIC SECURITIES	$6,992,455	0.5%
	T-MOBILE USA	UNAFFILIATED DOMESTIC SECURITIES	$6,684,010	0.5%
	NATIONAL FOOTBALL LEAGUE	UNAFFILIATED DOMESTIC SECURITIES	$6,613,945	0.5%
	CHARLES SCHWAB	UNAFFILIATED DOMESTIC SECURITIES	$6,537,833	0.5%
	GLENCORE FUNDING	UNAFFILIATED DOMESTIC SECURITIES	$6,469,718	0.5%
	BP CAP MARKETS AMERICA	UNAFFILIATED DOMESTIC SECURITIES	$6,344,578	0.5%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.
				Preferred
	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$669,677,631	48.4%	P/RP-1	$—	0.0%
	NAIC-2	$608,105,893	43.9%	P/RP-2	$—	0.0%
	NAIC-3	$13,361,240	1.0%	P/RP-3	$—	0.0%
	NAIC-4	$7,661,439	0.6%	P/RP-4	$—	0.0%
	NAIC-5	$691,629	0.1%	P/RP-5	$—	0.0%
	NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$272,030,294	19.7%
	Foreign-currency-denominated investments	$—	0.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$269,303,648	19.5%
	Countries rated NAIC-2	$1,232,803	0.1%
	Countries rated NAIC-3 or below	$1,493,843	0.1%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$54,640,710	3.9%
	GERMANY	$32,479,871	2.3%
	Countries rated NAIC-2:
	MEXICO	$981,608	0.1%
	ITALY	$251,195	0.0%
	Countries rated NAIC-3 or below:
	BRAZIL	$1,000,000	0.1%
	SOUTH AFRICA	$493,843	0.0%

(Continued)
45

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2023

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	ROBERT BOSCH FINANCE LLC	1	$8,000,000	0.6%
	VOPAK NV	2	$7,000,000	0.5%
	GLENCORE FUNDING	2	$6,469,718	0.5%
	NXP FUNDING	2	$6,281,548	0.5%
	BAT CAPITAL CORP	2	$6,017,150	0.4%
	ELLEVIO	2	$6,000,000	0.4%
	ANHEUSER-BUSCH	1	$5,189,572	0.4%
	AVOLON HOLDINGS FND	2	$5,014,451	0.4%
	VECTOR LIMITED	2	$5,000,000	0.4%
	AURIZON NETWORK PTY LTD	2	$5,000,000	0.4%

		Amount	Percentage
11)	Total admitted assets held in Canadian investments:	$38,199,911	2.8%

12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	There were no assets held in equity interests that exceeded 2.5% of the Company’s total admitted assets.
14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.
16)	There were no admitted assets held in mortgage loans.
17)	There were no mortgage loan to value ratios as determined from the most current appraisal as of the annual statement date.
18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$3,758,887	0.3%	$6,898,874	$2,639,591	$5,351,588
Repurchase	—	0.0%	—	—	—
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	There were no admitted assets for warrants not attached to other financial instruments, options, caps and floors.
22)	There were no admitted assets subject to potential exposure for collars, swaps and forwards.
23)	There were no admitted assets subject to potential exposure for futures contracts.

See accompanying independent auditors' report.

46

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Summary Investment Schedule
December 31, 2023

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount		Securities Lending Reinvested Collateral Amount	Total (Col. 3 + 4) Amount	Percentage
Bonds:
U.S. governments	$8,020,887	0.601%	$8,020,887		$—	$8,020,887	0.601%
Foreign governments	—	—%	—		—	—	—%
U.S. states, territories and possessions, guaranteed	1,418,897	0.106%	1,418,897		—	1,418,897	0.106%
U.S. political subdivisions of states, territories and possessions guaranteed	—	—%	—		—	—	—%
U.S. special revenue and special assessment obligations non-guaranteed	7,334,940	0.549%	7,334,940		—	7,334,940	0.549%
Industrial and miscellaneous	1,282,723,405	96.055%	1,282,723,405		—	1,282,723,405	96.055%
Hybrid securities	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
SVO identified funds	—	—%	—		—	—	—%
Unaffiliated bank loans	—	—%	—		—	—	—%
Preferred Stocks:
Industrial and misc (unaffiliated)	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
Common Stocks:
Industrial and miscellaneous Publicly traded (unaffiliated)	—	—%	—		—	—	—%
Industrial and miscellaneous Other (unaffiliated)	708,188	0.053%	708,188		—	708,188	0.053%
Parent, subsidiaries and affiliates Publicly traded	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates Other	—	—%	—		—	—	—%
Mutual Funds	—	—%	—		—	—	—%
Unit Investment trusts	—	—%	—		—	—	—%
Closed-end funds	—	—%	—		—	—	—%
Cash, cash equivalents and short-term investments
Cash	(24,026,410)	(1.799)%	(24,026,410)		—	(24,026,410)	(1.799)%
Cash equivalents	54,796,520	4.103%	54,796,520		3,565,134	58,361,654	4.370%
Contract loans	375,616	0.028%	375,616		—	375,616	0.028%
Receivables for securities	496,341	0.037%	496,341		—	496,341	0.037%
Securities Lending	3,565,134	0.267%	3,565,134		XXX	XXX	—%
Other invested assets	—	—%	—		—	—	—%
	$1,335,413,518	100.000%	$1,335,413,518	$	$3,565,134	$1,335,413,518	100.000%

See accompanying independent auditors' report.

47

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Reinsurance Risk Interrogatories
December 31, 2023

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
No

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.

48